As filed with the Securities and Exchange Commission on April 29, 2003

Registration No. 333-83957

811-09503

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

☒    REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 16

and

☒    REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18

Separate Account VA C

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number:

(319) 297-8468

Frank A. Camp, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA C

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2003

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

If you would like more information about the Transamerica EXTRA Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

For each premium payment you make, Transamerica will add an additional amount to your policy value, referred to as a premium enhancement. The overall expenses for this policy may be higher than the expenses for a similar policy that does not pay a premium enhancement. Over time, the value of the premium enhancement could be more than offset by the higher charges.

Please note that the policies and the separate account investment choices:

•	Are not bank deposits
•	Are not federally insured
•	Are not endorsed by any bank or government agency
•	Are not guaranteed to achieve their goal
•	Are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC.—SERVICE CLASS

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio

Asset Allocation—Growth Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC

Janus Balanced (A/T)

Janus Growth (A/T)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marisco Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen—Mid Cap Growth Portfolio

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guarantee period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments (including any premium enhancement); minus
•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
•	interest credited to the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

(Note: The SAI contains a more extensive Glossary.)

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuities, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.    PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

Each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

3.    INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios which are described in the underlying fund prospectuses:

Asset Allocation—Conservative Portfolio—

Service Class

Asset Allocation—Growth Portfolio—Service Class

Asset Allocation—Moderate Portfolio—

Service Class

Asset Allocation—Moderate Growth Portfolio—

Service Class

Alger Aggressive Growth—Service Class

American Century Income & Growth—

Service Class

American Century International—Service Class

BlackRock Global Science & Technology

Opportunities—Service Class

BlackRock Mid Cap Growth—Service Class

Capital Guardian Global—Service Class

Capital Guardian U.S. Equity—Service Class

Capital Guardian Value—Service Class

Clarion Real Estate Securities—Service Class

Great Companies—AmericaSM—Service Class

Great Companies—Global2—Service Class

Great Companies—TechnologySM—Service Class

Janus Balanced (A/T)—Service Class

Janus Growth (A/T)—Service Class

Jennison Growth—Service Class

J.P. Morgan Enhanced Index—Service Class

Marsico Growth—Service Class

MFS High Yield—Service Class

PBHG Mid Cap Growth—Service Class

PBHG/NWQ Value Select—Service Class

PIMCO Total Return—Service Class

Salomon All Cap—Service Class

Transamerica Convertible Securities—

Service Class

Transamerica Equity—Service Class

Transamerica Growth Opportunities—

Service Class

Transamerica Money Market—Service Class

Transamerica U.S. Government Securities—

Service Class

T. Rowe Price Equity Income—Service Class

T. Rowe Price Growth Stock—Service Class

T. Rowe Price Small Cap—Service Class

Van Kampen Active International Allocation—

Service Class

Van Kampen Asset Allocation—Service Class

Van Kampen Emerging Growth—Service Class

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AIM V.I. Basic Value Fund—Service II

AIM V.I. Capital Appreciation Fund—Service II

AllianceBernstein Growth & Income Portfolio—

Class B

AllianceBernstein Premier Growth Portfolio—

Class B

Janus Aspen—Mid Cap Growth Portfolio—

Service Shares

Janus Aspen—Worldwide Growth Portfolio—

Service Shares

MFS New Discovery Series—Service Class

MFS Total Return Series—Service Class

Fidelity—VIP Contrafund® Portfolio—

Service Class 2

Fidelity—VIP Equity-Income Portfolio—

Service Class 2

Fidelity—VIP Growth Portfolio—Service Class 2

Fidelity—VIP Mid Cap Portfolio—Service Class 2

Fidelity—VIP Value Strategies Portfolio—

Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Fund, Inc. has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

5.    EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after May 1, 2003. For older policies, see Appendix D.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount. The amount of the total charges depends on the policy year. The total of these charges is at an annual rate of 1.75% for policy years 1–9 and 1.30% for policy years 10 and after.

During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, then there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

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If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year you may generally take, free of surrender charges each year:

•	10% of your premium payments less prior partial surrenders deemed to be from premium; or
•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider, and it guarantees a minimum amount for each payment.

8.    DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy you will receive a guaranteed minimum death benefit that includes a return of premium guarantee.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a

7

percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.
•	You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the “Additional Death Distribution” or “ADD.” There is an extra charge for this rider.
•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11.    OTHER INFORMATION

Right to Cancel Period.  You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate.  Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy?  This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the premium enhancement, Initial Payment Guarantee, and the Additional Death Distribution make this policy appropriate for your needs.

Old Policies.  This prospectus generally describes policies issued after May 1, 2003. See Appendix D for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations.  Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

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Financial Statements.  Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

P.O. Box 3183

Cedar Rapids, IA 52406-3183

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to surrenders of cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%

Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $40 Per Policy

Separate Account Annual Expenses (as a percentage of average account value):

Mortality and Expense Risk Fee(5)	1.60%

Administrative Charge	0.15%

Total Separate Account Annual Expenses	1.75%

Optional Rider Fees:

Additional Death Distribution(6)	0.25%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002, (before any fee waiver or expense reimbursements ). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(7):	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.41%	6.90%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period	$1818	$3274	$4685	$7659

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$918	$2644	$4235	$7659

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	During the accumulation phase, the mortality and expense risk fee is at an annual rate of 1.60% for the first nine policy years, and 1.15% thereafter.

(6)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(7)	The fee table information relating to the underlying fund portfolios is for the year 2002 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

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1.     THE ANNUITY POLICY

This prospectus describes the Transamerica EXTRA Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2003. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix D.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.     PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives all information needed to issue the policy;
•	Transamerica receives a minimum initial premium payment; and
•	The annuitant, owner, and any joint owner are age 70 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain

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why. We will also return your initial premium payment at that time unless you let us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Premium Enhancement

An amount equal to 4% of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;
•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).

The premium enhancement may vary for certain policies and may not be available for all policies.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment (plus the premium enhancement) to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

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If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.    INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.—SERVICE CLASS(1)

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio(2)

Asset Allocation—Growth Portfolio(3)

Asset Allocation—Moderate Portfolio(4)

Asset Allocation—Moderate Growth Portfolio(5) Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International(6)

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities(7)

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC(8)

Janus Balanced (A/T)

Janus Growth (A/T)(9)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment

Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital

Management, LLC(10)

Marsico Growth(11)(12)

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

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Transamerica Growth Opportunities

Transamerica Money Market(13)

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC—CLASS B(14)

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio(15)

AllianceBernstein Premier Growth Portfolio(16)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(8)

Janus Aspen—Mid Cap Growth Portfolio(17)

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND— SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(2)	Formerly known as Conservative Asset Allocation.

(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.
(6)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(7)	Formerly known as BlackRock Global Science & Technology.
(8)	Formerly known as Janus Capital Corporation.
(9)	As of May 1, 2003, Janus Growth II merged into Janus Growth.
(10)	Formerly subadvised by Goldman Sachs Asset Management.
(11)	Formerly known as Goldman Sachs Growth.
(12)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.
(13)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
(14)	Formerly known as Alliance Variable Products Series Fund, Inc.—Class B.
(15)	Formerly known as Alliance Growth & Income Portfolio.
(16)	Formerly known as Alliance Premier Growth Portfolio.
(17)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”)—INITIAL CLASS

Subadvised by Janus Capital Management LLC(1)

Janus Global

(1)	Formerly known as Janus Capital Corporation.

The following subaccounts are only available to owners that held an investment in those

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subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(1)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(2)

Janus Aspen—Mid Cap Value Portfolio(3)

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Growth Opportunities Portfolio

(1)	Formerly subadvised by Goldman Sachs Asset Management.
(2)	Formerly known as Goldman Sachs Growth.
(3)	As of May 1, 2003, T. Rowe Price was merged into T. Rowe Price Equity Income.
(4)	Formerly known as Janus Capital Corporation.
(5)	As of May 1, 2003, Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”)—INITIAL CLASS

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of the other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no

16

longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfers must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing.  The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer or series of transfers would have a negative impact on an underlying fund portfolio’s operation, if an

17

underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this policy if you are a market timer.

4.    PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.    EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charge

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments less surrenders deemed to be from premium or any gains in the policy once each policy year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment:

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Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1 1-2 2-3 3-4 4-5 5-6 6-7 7-8 8-9 more than 9	9% 8% 7% 6% 5% 4% 3% 2% 1% 0%

For example, assume your premium payments total $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than the free amount ($10,000), you would pay a surrender charge of $1,600 on the $20,000 remaining after the free percentage [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0-1	4%
1-2	3%
2-3	2%
3-4	1%
More than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

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During the accumulation phase, the daily mortality and expense risk fee is at an annual rate of 1.60% for the first nine policy years and 1.15% thereafter. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $40 (but no more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $50,000 or if the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.     ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following two ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

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If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take out up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each year. Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our Administrative and Service Office. We may defer such payments from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	surrenders to satisfy any minimum distribution requirements; and

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•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments.  We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period.  We will make level payments only for a fixed period. No funds will remain at the end of the period.

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Payment Option 3—Income of a Specified Amount.  Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income.  You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

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THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and
•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.    DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Death After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are receiving annuity payments under the Life with Emergency CashSM; and
•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Spousal Continuation

IF:

•	the surviving spouse of the deceased owner (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the policy value;

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THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit generally will be the greatest of:

•	policy value on the date we receive the required information; or
•	cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
•	guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

Note:    The following generally applies, depending on the state of issue, to policies issued after May 1, 2003. For other policies, see Appendix D.

The guaranteed minimum death benefit is a return of premium benefit.

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.    TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs—either as a surrender or as annuity payments and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified

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trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit- sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;
•	the time when amounts can be paid from the policy; and
•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified policy or other retirement plan.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when a owner:

•	reaches age 59 1/2;
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must

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satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). The premium enhancement will be considered earnings. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;
•	paid after an owner dies;
•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the

27

excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with the Additional Death Distribution or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.    ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments less surrenders deemed to be from premium; or
(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative

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interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually, and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendix C for more information.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee.  There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other.  The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination.  The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

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Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation.  If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee.  A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination.  The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the policy is annuitized or surrendered, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or
•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

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This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or
•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.
•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of

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transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and
•	Any amount in a variable source will remain in that variable investment option; and
•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.    OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa

32

on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA C, under the laws of the State of Iowa on February 20, 1997. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses. The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the polices are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar

33

amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policy under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

34

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Additional Death Distribution Rider—Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

35

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2003)

The Total Separate Account Annual Expense of 1.30% for years 10 or more, was not offered as of December 31, 2002, therefore condensed financial data is not available that reflects that Total Separate Account Annual Expense; however a previous Total Separate Account Expense of 1.75% have been offered and is included in this section.

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(5)ab
2002	$1.000000	$0.893465	15,001,049.822

Asset Allocation—Growth Portfolio(5)ab
2002	$1.000000	$0.802225	25,821,891.723

Asset Allocation—Moderate Portfolio(5)ab
2002	$1.000000	$0.865078	55,257,149.201

Asset Allocation—Moderate Growth Portfolio(5)ab
2002	$1.000000	$0.836600	48,141,122.322

Alger Aggressive Growth(1)a
2002	$1.000000	$0.715734	1,773,549.008

American Century Income & Growth(4)a
2002	$1.000000	$0.819754	3,297,599.261

American Century International(4)ac
2002	$1.000000	$0.788069	3,443,863.649

BlackRock Global Science & Technology Opportunities(5)ab
2002	$1.000000	$0.713290	680,526.151

BlackRock Mid Cap Growth(5)a
2002	$1.000000	$0.755096	1,187,259.275

Capital Guardian Global(1)a
2002	$1.000000	$0.804880	3,913,415.198

Capital Guardian U.S. Equity(3)ad
2002	$1.000000	$0.788414	6,874,328.634

Capital Guardian Value(1)a
2002	$1.000000	$0.776307	15,433,028.109

36

Total Separate Account Annual Expenses: 2.00%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Clarion Real Estate Securities(5)a
2002	$1.000000	$0.926467	4,309,584.948

Dreyfus Small Cap Value(1)a
2002	$1.000000	$0.621914	2,540,297.734

Gabelli Global Growth(3)ac
2002	$1.000000	$0.849888	1,639,318.594

Great Companies—AmericaSM(4)a
2002	$1.000000	$0.840927	2,600,073.119

Great Companies—Global2(3)a
2002	$1.000000	$0.822022	589,500.165

Great Companies—TechnologySM(4)a
2002	$1.000000	$0.711044	1,679,963.201

Janus Balanced (A/T)(5)a
2002	$1.000000	$0.936513	2,611,109.654

Janus Growth (A/T)(1)ae
2002	$1.000000	$0.792176	1,658,314.570

Jennison Growth(1)a
2002	$1.000000	$0.749982	1,442,335.054

J.P. Morgan Enhanced Index(1)a
2002	$1.000000	$0.799075	8,842,715.398

MFS High Yield(1)a
2002	$1.000000	$0.985166	5,318,864.948

PBHG Mid Cap Growth(1)a
2002	$1.000000	$0.742798	2,475,197.389

PBHG/NWQ Value Select(1)a
2002	$1.000000	$0.805984	3,094,674.034

PIMCO Total Return(5)a
2002	$1.000000	$1.048045	27,954,732.8555

Salomon All Cap(1)a
2002	$1.000000	$0.765208	8,736,030.070

Transamerica Convertible Securities(5)a
2002	$1.000000	$0.919740	1,822,284.220

Transamerica Equity(1)a
2002	$1.000000	$0.839042	6,398,657.964

Transamerica Growth Opportunities(4)a
2002	$1.000000	$0.789126	3,285,366.569

Transamerica Money Market(1)ag
2002	$1.000000	$0.994811	31,645,415.600

Transamerica U.S. Government Securities(1)a
2002	$1.000000	$1.038125	15,429,788.674

37

Total Separate Account Annual Expenses: 2.00%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Equity Income(1)ah
2002	$1.000000	$0.837245	11,849,010.781

T. Rowe Price Growth Stock(1)a
2002	$1.000000	$0.813692	6,909,994.461

T. Rowe Price Small Cap(1)a
2002	$1.000000	$0.740575	8,803,128.697

Van Kampen Active International Allocation(1)a
2002	$1.000000	$0.820248	1,182,195.573

Van Kampen Asset Allocation(1)a
2002	$1.000000	$0.869986	1,276,455.501

Van Kampen Emerging Growth(4)a
2002	$1.000000	$0.720625	4,624,818.501

AIM V.I. Basic Value Fund(5)
2002	$1.000000	$0.755307	7,843,507.846

AIM V.I. Capital Appreciation Fund(5)
2002	$1.000000	$0.790416	1,393,608.068

AllianceBernstein Growth & Income Portfolio(4)i
2002	$1.000000	$0.784917	5,700,376.524

AllianceBernstein Premier Growth Portfolio(4)j
2002	$1.000000	$0.779803	1,731,588.265

Janus Aspen—Mid Cap Growth Portfolio(3)k
2002	$1.000000	$0.793726	631,070.597

Janus Aspen—Worldwide Growth Portfolio(3)
2002	$1.000000	$0.777523	3,045,808.888

MFS New Discovery Series(5)
2002	$1.000000	$0.744424	3,441,709.585

MFS Total Return Series(5)
2002	$1.000000	$0.914431	6,644,330.265

Fidelity—VIP Contrafund® Portfolio(2)
2002	$1.000000	$0.859881	7,579,480.885

Fidelity—VIP Equity-Income Portfolio(2)
2002	$1.000000	$0.815553	4,970,543.745

Fidelity—VIP Growth Portfolio(4)
2002	$1.000000	$0.741475	3,210,924.474

Fidelity—VIP Mid Cap Portfolio(2)
2002	$1.000000	$0.854204	13,052,857.640

Fidelity—VIP Value Strategies Portfolio(5)
2002	$1.000000	$0.745735	7,189,603.659

38

Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(5)ab
2002	$1.000000	$0.894928	14,853,733.512

Asset Allocation Growth Portfolio(5)ab
2002	$1.000000	$0.803540	8,833,701.207

Asset Allocation Moderate Portfolio(5)ab
2002	$1.000000	$0.866497	25,372,940.967

Asset Allocation Moderate Growth Portfolio(5)ab
2002	$1.000000	$0.837975	20,766,948.075

Alger Aggressive Growth(1)a
2002	$0.596810	$0.384786	15,236,636.024
2001	$0.72627	$0.596810	10,901,743.192
2000	$1.077064	$0.72627	6,641,329.720
1999	$1.000000	$1.077064	1,000.000

American Century Income & Growth(4)a
2002	$0.937048	$0.742390	9,000,842.405
2001	$1.000000	$0.937048	2,452,587.733

American Century International(4)ac
2002	$0.831278	$0.637090	4,005,557.405
2001	$1.000000	$0.831278	565,398.002

BlackRock Global Science & Technology Opportunities(5)ab
2002	$1.000000	$0.714472	357,232.793

BlackRock Mid Cap Growth(5)a
2002	$1.000000	$0.756344	508,738.289

Capital Guardian Global(1)a
2002	$0.794698	$0.628576	10,831,242.694
2001	$0.902170	$0.794698	5,785,007.216
2000	$1.085224	$0.902170	2,388,057.421
1999	$1.000000	$1.085224	1,000.000

Capital Guardian U.S. Equity(3)ad
2002	$0.955264	$0.715394	18,180,905.963
2001	$1.006125	$0.955264	8,309,030.401
2000	$1.000000	$1.006125	390,573.905

Capital Guardian Value(1)a
2002	$1.095763	$0.853999	34,378,509.201
2001	$1.045639	$1.095763	18,236,786.748
2000	$1.007713	$1.045639	1,089,161.033
1999	$1.000000	$1.007713	1,000.000

Clarion Real Estate Securities(5)a
2002	$1.000000	$0.927991	5,352,055.101

39

Total Separate Account Annual Expenses: 1.75%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Dreyfus Small Cap Value(1)a
2002	$1.491874	$0.887551	28,239,277.961
2001	$1.178786	$1.491874	15,648,828.340
2000	$1.080284	$1.178786	2,134,959.549
1999	$1.000000	$1.080284	1,000.000

Gabelli Global Growth(3)ac
2002	$0.828033	$0.681117	11,014,829.554
2001	$0.937435	$0.828033	7,040,263.192
2000	$1.000000	$0.937435	333,402.505

Great Companies AmericaSM(4)a
2002	$0.980807	$0.764493	4,545,280.553
2001	$1.000000	$0.980807	1,322,716.512

Great Companies—Global2(3)a
2002	$0.775925	$0.598527	2,313,843.058
2001	$0.949462	$0.775925	1,500,180.507
2000	$1.000000	$0.949462	52,080.280

Great Companies—TechnologySM(4)a
2002	$0.772207	$0.469618	2,761,913.884
2001	$1.000000	$0.772207	28,485,526.864

Janus Balanced (A/T)(5)a
2002	$1.000000	$0.938053	2,548,131.921

Janus Global (A/T)(1)a
2002	$0.671299	$0.488041	3,151,207.587
2001	$0.885399	$0.671299	4,550,361.237
2000	$1.092565	$0.885399	5,511,858.360
1999	$1.000000	$1.092565	1,000.000

Janus Growth (A/T)(1)ae
2002	$0.499886	$0.340698	27,474,050.380
2001	$0.713643	$0.499886	26,510,950.342
2000	$1.028369	$0.713643	16,335,229.338
1999	$1.000000	$1.028369	1,000.000

Jennison Growth(1)a
2002	$0.697794	$0.474947	9,798,634.842
2001	$0.871768	$0.697794	4,791,920.564
2000	$1.003139	$0.871768	399,841.857
1999	$1.000000	$1.003139	1,000.000

J.P. Morgan Enhanced Index(1)a
2002	$0.781570	$0.579220	20,984,940.873
2001	$0.903591	$0.781570	9,975,207.899
2000	$1.032110	$0.903591	2,922,528.254
1999	$1.000000	$1.032110	1,000.000

40

Total Separate Account Annual Expenses: 1.75%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Marsico Growth(1)af
2002	$0.797799	$0.580341	7,041,292.229
2001	$0.945062	$0.797799	6,740,082.954
2000	$1.045413	$0.945062	919,451.682
1999	$1.000000	$1.045413	1,000.000

MFS High Yield(1)a
2002	$0.945935	$0.948940	16,339,103.470
2001	$0.927487	$0.945935	7,396,347.346
2000	$0.995199	$0.927487	362,385.527
1999	$1.000000	$0.995199	1,000.000

PBHG Mid Cap Growth(1)a
2002	$0.580129	$0.408248	16,450,414.190
2001	$0.921377	$0.580129	11,131,395.936
2000	$1.095095	$0.921377	3,777,955.356
1999	$1.000000	$1.095095	1,000.000

PBHG/NWQ Value Select(1)a
2002	$1.140711	$0.961763	10,847,793.131
2001	$1.182162	$1.140711	5,175,898.347
2000	$1.044142	$1.182162	509,957.335
1999	$1.000000	$1.044142	1,000.000

PIMCO Total Return(5)a
2002	$1.000000	$1.049753	22,382,341.571

Salomon All Cap(1)a
2002	$1.212295	$0.896966	35,172,905.550
2001	$1.208438	$1.212295	20,164,471.818
2000	$1.039339	$1.208438	1,614,373.543
1999	$1.000000	$1.039339	1,000.000

Transamerica Convertible Securities(5)a
2002	$1.000000	$0.921246	739,462.454

Transamerica Equity(1)a
2002	$0.822338	$0.628416	38,256,209.552
2001	$1.015903	$0.822338	21,634,764.125
2000	$1.145372	$1.015903	4,023,804.760
1999	$1.000000	$1.145372	1,000.000

Transamerica Growth Opportunities(4)a
2002	$1.105094	$0.930632	5,465,071.476
2001	$1.000000	$1.105094	1,379,589.734

41

Total Separate Account Annual Expenses: 1.75%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica Money Market(1)ag
2002	$1.063268	$1.058245	43,076,583.074
2001	$1.043380	$1.063268	124,560,686.054
2000	$1.001803	$1.043380	4,205,444.439
1999	$1.000000	$1.001803	142,117.867

Transamerica U.S. Government Securities(1)a
2002	$1.101974	$1.145993	33,853,368.099
2001	$1.066980	$1.101974	17,111,632.532
2000	$0.985468	$1.066980	286,206.168
1999	$1.000000	$0.985468	1,000.000

T. Rowe Price Dividend Growth(1)ah
2002	$1.031649	$0.823090	4,772,115.489
2001	$1.095477	$1.031649	3,256,120.134
2000	$1.014481	$1.095477	386,487.013
1999	$1.000000	$1.014481	1,000.000

T. Rowe Price Equity Income(1)ah
2002	$1.120006	$0.959683	31,711,144.868
2001	$1.115513	$1.120006	14,745,919.503
2000	$1.010544	$1.115513	1,356,224.407
1999	$1.000000	$1.010544	1,000.000

T. Rowe Price Growth Stock(1)a
2002	$0.913937	$0.693275	18,810,455.004
2001	$1.033869	$0.913937	8,263,896.440
2000	$1.057273	$1.033869	1,715,075.567
1999	$1.000000	$1.057273	1,000.000

T. Rowe Price Small Cap(1)a
2002	$0.863607	$0.616618	17,338,733.363
2001	$0.973385	$0.863607	5,846,435.230
2000	$1.081865	$0.973385	870,777.978
1999	$1.000000	$1.081865	1,000.000

Van Kampen Active International Allocation(1)a
2002	$0.656772	$0.535920	6,917,367.160
2001	$0.867514	$0.656772	3,968,986.008
2000	$1.079826	$0.867514	1,851,974.432
1999	$1.000000	$1.079826	1,000.000

Van Kampen Asset Allocation(1)a
2002	$0.877419	$0.721061	24,379,905.704
2001	$0.960707	$0.877419	16,918,734.305
2000	$1.039095	$0.960707	4,665,391.166
1999	$1.000000	$1.039095	1,000.000

42

Total Separate Account Annual Expenses: 1.75%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Emerging Growth(4)a
2002	$0.804244	$0.529075	11,355,552.501
2001	$1.000000	$0.804244	3,799,921.981

AIM V.I. Basic Value Fund(5)
2002	$1.000000	$0.756547	5,866,259.794

AIM V.I. Capital Appreciation Fund(5)
2002	$1.000000	$0.791715	621,815.721

AllianceBernstein Growth & Income Portfolio(4)i
2002	$0.923843	$0.705776	24,544,490.492
2001	$1.000000	$0.923843	9,379,882.589

AllianceBernstein Premier Growth Portfolio(4)j
2002	$0.853340	$0.579992	10,310,971.412
2001	$1.000000	$0.853340	4,869,043.939

Janus Aspen—Mid Cap Growth Portfolio(3)k
2002	$0.438010	$0.309434	12,880,112.897
2001	$0.737868	$0.438010	6,477,053.211
2000	$1.000000	$0.737868	240,469.757

Janus Aspen—Mid Cap Value Portfolio(3)l
2002	$0.898686	$0.676351	3,947,482.522
2001	$0.998150	$0.898686	2,792,206.981
2000	$1.000000	$0.998150	241,985.580

Janus Aspen—Worldwide Growth Portfolio(3)
2002	$0.674597	$0.492540	18,555,207.362
2001	$0.887128	$0.674597	8,916,336.181
2000	$1.000000	$0.887128	607,065.813

MFS New Discovery Series(5)
2002	$1.000000	$0.745636	2,019,746.202

MFS Total Return Series(5)
2002	$1.000000	$0.915929	3,457,470.907

Fidelity—VIP Contrafund® Portfolio(2)
2002	$0.791719	$0.703369	20,713,389.339
2001	$0.920429	$0.791719	8,751,224.818
2000	$1.000000	$0.920429	353,301.404

43

Total Separate Account Annual Expenses: 1.75%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Fidelity—VIP Equity-Income Portfolio(2)
2002	$1.007541	$0.820348	16,661,283.751
2001	$1.081814	$1.007541	7,093,277.357
2000	$1.000000	$1.081814	171,843.708

Fidelity—VIP Growth Portfolio(4)
2002	$0.865865	$0.593146	9,029,212.659
2001	$1.000000	$0.865865	2,699,493.342

Fidelity—VIP Growth Opportunities Portfolio(2)
2002	$0.709957	$0.544174	2,244,518.530
2001	$0.846377	$0.709957	1,259,394.653
2000	$1.000000	$0.846377	171,659.120

Fidelity—VIP Mid Cap Portfolio(2)
2002	$1.054427	$0.932399	28,701,583.575
2001	$1.112079	$1.054427	11,346,046.582
2000	$1.000000	$1.112079	526,554.998

Fidelity—VIP Value Strategies Portfolio(5)
2002	$1.000000	$0.746970	4,598,590.397

(1)	Subaccount Inception Date December 13, 1999.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date October 9, 2000.
(4)	Subaccount Inception Date May 1, 2001.
(5)	Subaccount Inception Date May 1, 2002.

[a]	The figures reflect information for the Initial Class Shares.
[b]	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
[f]	Formerly known as Goldman Sachs Growth.
[g]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
[h]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
[i]	Formerly known as Alliance Growth & Income Portfolio.
[j]	Formerly known as Alliance Premier Growth Portfolio.
[k]	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
[l]	As of May 1, 2003, Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio

44

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount.  The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts.  The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The redemption value will, of course, reflect the premium enhancement.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax or rider charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative and distribution charge. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 total return figures do reflect a 4% premium enhancement. If they did not, the returns would be lower.

45

TABLE 1

Standardized Average Annual Total Returns

(Assuming A Surrender Charge, a 4% Premium Enhancement and Additional Death Distribution Rider)

Total Separate Account Annual Expenses: 2.00% for policy years 1—9 and 1.55% for policy years 10 or more

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Service Class(1)	N/A		N/A	(16.23%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A	(25.70%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A	(19.18%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(1)	N/A		N/A	(22.14%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(40.57%	)	N/A	(26.94%	)	December 13, 1999
American Century Income & Growth—Service Class	(25.31%	)	N/A	(19.78%	)	May 1, 2001
American Century International—Service Class(2)	(27.15%	)	N/A	(24.27%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A	(33.93%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A	(29.59%	)	May 1, 2002
Capital Guardian Global—Service Class	(25.44%	)	N/A	(15.56%	)	December 13, 1999
Capital Guardian U.S. Equity—Service Class	(29.79%	)	N/A	(16.40%	)	October 9, 2000
Capital Guardian Value—Service Class	(26.64%	)	N/A	(4.39%	)	December 13, 1999
Clarion Real Estate Securities—Service Class	N/A		N/A	(8.81%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(26.63%	)	N/A	(17.59%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(27.47%	)	N/A	(23.47%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(44.36%	)	N/A	(40.52%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A	(11.77%	)	May 1, 2002
Janus Growth (A/T)—Service Class(3)	(36.76%	)	N/A	(33.06%	)	December 13, 1999
Jennison Growth—Service Class	(36.86%	)	N/A	(22.59%	)	December 13, 1999
J.P. Morgan Enhanced Index—Service Class	(30.60%	)	N/A	(17.53%	)	December 13, 1999
Marsico Growth—Service Class(4)(5)	(32.02%	)	N/A	(18.35%	)	December 13,1999
MFS High Yield—Service Class	(3.49%	)	N/A	(2.55%	)	December 13, 1999
PBHG Mid Cap Growth—Service Class	(34.47%	)	N/A	(28.27%	)	December 13, 1999
PBHG/NWQ Value Select—Service Class	(20.05%	)	N/A	(1.49%	)	December 13, 1999
PIMCO Total Return—Service Class	N/A		N/A	(0.19%	)	May 1, 2002
Salomon All Cap—Service Class	(30.73%	)	N/A	(4.75%	)	December 13, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A	(13.51%	)	May 1, 2002
Transamerica Equity—Service Class	(28.21%	)	N/A	(13.54%	)	December 13, 1999
Transamerica Growth Opportunities—Service Class	(20.15%	)	N/A	(6.98%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	0.31%		N/A	5.03%		December 13, 1999
T. Rowe Price Equity Income—Service Class	(18.63%	)	N/A	(1.26%	)	December 13, 1999
T. Rowe Price Growth Stock—Service Class	(28.79%	)	N/A	(11.46%	)	December 13, 1999

46

TABLE 1 (continued)

Standardized Average Annual Total Returns

(Assuming A Surrender Charge, a 4% Premium Enhancement and Additional Death Distribution Rider)

Total Separate Account Annual Expenses: 2.00% for policy years 1—9 and 1.55% for policy years 10 or more

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

T. Rowe Price Small Cap—Service Class	(33.40%	)	N/A	(16.56%	)	December 13, 1999
Van Kampen Active International Allocation—Service Class	(22.85%	)	N/A	(17.94%	)	December 13, 1999
Van Kampen Asset Allocation—Service Class	(22.25%	)	N/A	(9.55%	)	December 13, 1999
Van Kampen Emerging Growth—Service Class	(39.21%	)	N/A	(30.53%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A	(29.45%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A	(17.80%	)	May 1, 2002
AllianceBernstein Growth & Income Portfolio— Class B(6)	(28.04%	)	N/A	(20.95%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(6)	(36.79%	)	N/A	(30.46%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio—Service Shares(7)	(34.01%	)	N/A	(12.34%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio—Service Shares	(31.55%	)	N/A	(26.22%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(29.58%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(11.90%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(15.13%	)	N/A	(12.21%	)	May 1, 2000
Fidelity—VIP Equity—Income Portfolio—Service Class 2	(22.83%	)	N/A	(6.11%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(36.23%	)	N/A	(25.42%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(15.56%	)	N/A	(3.25%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A	(31.44%	)	May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(4)	Formerly known as Goldman Sachs Growth.
(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(6)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(7)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

47

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for any optional feature; and Table 2 does not reflect a premium enhancement.

48

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Premium Enhancement, or Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1—9 and 1.30% for policy years 10 or more

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Service Class(1)	N/A		N/A	(10.65%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A	(19.78%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A	(13.49%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(1)	N/A		N/A	(16.34%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.68%	)	N/A	(27.05%	)	December 13, 1999
American Century Income & Growth—Service Class	(20.97%	)	N/A	(16.56%	)	May 1, 2001
American Century International— Service Class(2)	(22.74%	)	N/A	(23.86%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A	(28.67%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A	(24.49%	)	May 1, 2002
Capital Guardian Global—Service Class	(21.10%	)	N/A	(14.32%	)	December 13, 1999
Capital Guardian U.S. Equity—Service Class	(25.29%	)	N/A	(14.17%	)	October 9, 2000
Capital Guardian Value—Service Class	(22.25%	)	N/A	(5.28%	)	December 13, 1999
Clarion Real Estate Securities—Service Class	N/A		N/A	(7.35%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(22.25%	)	N/A	(15.08%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(23.05%	)	N/A	(20.78%	)	October 9, 2000
Great Companies—TechnologySM— Service Class	(39.33%	)	N/A	(36.58%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A	(6.35%	)	May 1, 2002
Janus Growth (A/T)—Service Class(3)	(32.01%	)	N/A	(29.90%	)	December 13, 1999
Jennison Growth—Service Class	(32.10%	)	N/A	(21.84%	)	December 13, 1999
J.P. Morgan Enhanced Index—Service Class	(26.07%	)	N/A	(16.59%	)	December 13, 1999
Marsico Growth—Service Class(4)(5)	N/A		N/A	N/A		December 13, 1999
MFS High Yield—Service Class	0.07%		N/A	(1.95%	)	December 13, 1999
PBHG Mid Cap Growth—Service Class	(29.80%	)	N/A	(25.62%	)	December 13, 1999
PBHG/NWQ Value Select—Service Class	(15.90%	)	N/A	(1.52%	)	December 13, 1999
PIMCO Total Return—Service Class	N/A		N/A	4.80%		May 1, 2002
Salomon All Cap—Service Class	(26.19%	)	N/A	(3.74%	)	December 13, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A	(8.03%	)	May 1, 2002
Transamerica Equity—Service Class	(23.77%	)	N/A	(14.33%	)	December 13, 1999
Transamerica Growth Opportunities—Service Class	(15.99%	)	N/A	(4.46%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	3.73%		N/A	4.30%		December 13, 1999
T. Rowe Price Equity Income—Service Class	(14.53%	)	N/A	(1.59%	)	December 13, 1999
T. Rowe Price Growth Stock—Service Class	(24.33%	)	N/A	(11.53%	)	December 13, 1999
T. Rowe Price Small Cap—Service Class	(28.77%	)	N/A	(14.86%	)	December 13, 1999
Van Kampen Active International Allocation— Service Class	(18.60%	)	N/A	(18.68%	)	December 13, 1999
Van Kampen Asset Allocation—Service Class	(18.02%	)	N/A	(10.38%	)	December 13, 1999

49

TABLE 2 (continued)

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Premium Enhancement, or Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1—9 and 1.30% for policy years 10 or more

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Van Kampen Emerging Growth— Service Class	(34.37%	)	N/A	(31.89%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II shares	N/A		N/A	(24.35%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund— Series II shares	N/A		N/A	(20.83%	)	May 1, 2002
AllianceBernstein Growth & Income Portfolio—Class B(6)	(23.60%	)	N/A	(18.85%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(6)	(32.03%	)	N/A	(27.85%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio—Service Shares(7)	(29.35%	)	N/A	(40.94%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio—Service Shares	(26.99%	)	N/A	(27.24%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(25.44%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(8.41%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(11.16%	)	N/A	(12.35%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(18.58%	)	N/A	(7.15%	)	May 1, 2000
Fidelity—VIP Growth Portfolio— Service Class 2	(31.50%	)	N/A	(26.88%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio— Service Class 2	(11.57%	)	N/A	(2.59%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A	(25.30%	)	May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(4)	Formerly known as Goldman Sachs Growth.
(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(6)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(7)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

50

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance.  The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policy. This data does not indicate future performance.

For instance, as shown in Table 3 and Table 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative and distribution charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. If they did not, the returns would be lower. Tables 3 and 4 total return figures do not reflect a premium enhancement. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 and Table 4 do not reflect the charge for any optional feature.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2002, were as follows:

51

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and a 4% Premium Enhancement and No Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1—9 and 1.30% for policy years 10 or more

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(16.08%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(25.57%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(19.03%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(2)	N/A		N/A		(21.99%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(40.41%	)	(3.18%	)	4.90%		March 1, 1994
American Century Income & Growth—Service Class	(25.11%	)	N/A		(19.56%	)	May 1, 2001
American Century International—Service Class(3)	(26.95%	)	(8.54%	)	(6.12%	)	January 1, 1997
BlackRock Global Science & Technology Opportunities—Service Class(2)	(42.43%	)	N/A		(31.06%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(33.62%	)	N/A		(24.57%	)	August 16, 2001
Capital Guardian Global—Service Class	(25.24%	)	N/A		(3.07%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(29.60%	)	N/A		(16.17%	)	October 9, 2000
Capital Guardian Value—Service Class	(26.44%	)	(3.52%	)	6.09%		May 27, 1993
Clarion Real Estate Securities—Service Class	(1.67%	)	N/A		2.21%	)	May 1, 1998
Great Companies—AmericaSM—Service Class	(26.44%	)	N/A		(11.75%	)	May 1, 2000
Great Companies—Global[2]—Service Class	(27.27%	)	N/A		(26.43%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(44.21%	)	N/A		(45.79%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(11.60%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(36.59%	)	(38.46%	)	(48.83%	)†	October 2, 1986
Jennison Growth—Service Class	(36.68%	)	(13.69%	)	(8.93%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(30.41%	)	(3.79%	)	0.12%	)	May 1, 1997
Marsico Growth—Service Class(5)	(31.83%	)	N/A		(12.69%	)	May 3, 1999
MFS High Yield—Service Class	(3.23%	)	N/A		(1.61%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(34.29%	)	N/A		(12.24%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(19.83%	)	(2.12%	)	3.46%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		(0.01%	)	May 1, 2002
Salomon All Cap—Service Class	(30.54%	)	N/A		(1.15%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(13.35%	)	May 1, 2002
Transamerica Equity—Service Class	(28.02%	)	0.67%		13.87%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(19.93%	)	N/A		(6.73%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	0.58%		3.47%		4.34%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(18.41%	)	0.38%		8.99%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(28.60%	)	(0.36%	)	9.32%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(33.22%	)	N/A		(7.64%	)	May 3, 1999
Van Kampen Active International Allocation—Service Class	(22.65%	)	(6.55%	)	(0.17%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(22.04%	)	(0.22%	)	5.93%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(39.05%	)	(0.38%	)	8.61%		March 1, 1993
AIM V.I. Basic Value Fund—Series II shares	(27.95%	)	N/A		(20.85%	)	September 10, 2001
AIM V.I. Capital Appreciation Fund—Series II shares(6)	(30.15%	)	(4.19%	)	5.76%		May 5, 1993
AllianceBernstein Growth & Income Portfolio—Class B(7)	(27.85%	)	N/A		(5.29%	)	June 1, 1999

†	Ten Year Date

52

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and a 4% Premium Enhancement and No Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1–9 and 1.30% for policy years 10 or more

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

AllianceBernstein Premier Growth Portfolio—Class B(7)	(36.61%	)	N/A		(19.55%	)	July 14,1999
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)(9)	(33.83%	)	(3.29%	)	6.01%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio— Service Shares(9)	(31.37%	)	(1.42%	)	8.69%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(37.61%	)	N/A		(20.89%	)	May 1, 2000
MFS Total Return Series—Service Class(10)	(13.31%	)	N/A		(0.96%	)	May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(14.91%	)	1.79%		10.66%		January 3, 1995
FidelityVIP Equity-Income Portfolio—Service Class 2(11)	(22.62%	)	(1.68%	)	8.12%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(36.06%	)	(2.37%	)	6.79%	†	October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2(11)	(15.34%	)	N/A		14.20%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(27.53%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

53

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Premium Enhancement,

or Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1—9 and 1.30% for policy years 10 or more

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(10.65%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(19.78%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(13.49%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(2)	N/A		N/A		(16.34%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.68%	)	(3.04%	)	4.58%		March 1, 1994
American Century Income & Growth—Service Class	(20.97%	)	N/A		(16.56%	)	May 1, 2001
American Century International—Service Class(3)	(22.74%	)	(8.16%	)	(6.03%	)	January 1, 1997
BlackRock Global Science & Technology Opportunities—Service Class(2)	(37.63%	)	N/A		(27.14%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(29.15%	)	N/A		(21.02%	)	August 16, 2001
Capital Guardian Global—Service Class	(21.10%	)	N/A		(2.74%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(25.29%	)	N/A		(14.17%	)	October 9, 2000
Capital Guardian Value—Service Class	(22.25%	)	(3.36%	)	5.76%		May 27, 1993
Clarion Real Estate Securities—Service Class	1.57%		N/A		2.30%		May 1, 1998
Great Companies — AmericaSM—Service Class	(22.25%	)	N/A		(10.15%	)	May 1, 2000
Great Companies—Global[2]—Service Class	(23.05%	)	N/A		(23.70%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(39.33%	)	N/A		(40.59%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(6.35%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(32.01%	)	(34.54%	)	(48.49%	)†	October 2, 1986
Jennison Growth—Service Class	(32.10%	)	(13.02%	)	(8.72%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(26.07%	)	(3.63%	)	0.15%		May 1, 1997
Marsico Growth—Service Class(5)	(27.43%	)	N/A		(11.50%	)	May 3, 1999
MFS High Yield—Service Class	0.07%		N/A		(1.34%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(29.80%	)	N/A		(11.08%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(15.90%	)	(2.03%	)	3.23%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		4.80%		May 1, 2002
Salomon All Cap—Service Class	(26.19%	)	N/A		(0.63%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(8.03%	)	May 1, 2002
Transamerica Equity—Service Class	(23.77%	)	0.66%		13.52%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(15.99%	)	N/A		(4.46%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	3.73%		3.38%		4.02%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(14.53%	)	0.39%		8.56%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(24.33%	)	(0.33%	)	8.88%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(28.77%	)	N/A		(6.77%	)	May 3, 1999
Van Kampen Active International Allocation— Service Class	(18.60%	)	(6.27%	)	(0.46%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(18.02%	)	(0.19%	)	5.61%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(34.37%	)	(0.35%	)	8.27%		March 1, 1993
AIM V.I. Basic Value Fund—Series II shares	(23.70%	)	N/A		(17.42%	)	September 10, 2001
AIM V.I. Capital Appreciation Fund—Series II shares(6)	(25.82%	)	(4.01%	)	5.43%		May 5, 1993
AllianceBernstein Growth & Income Portfolio—Class B(7)	(23.60%	)	N/A		(4.55%	)	June 1, 1999
AllianceBernstein Premier Growth Portfolio—Class B(7)	(32.03%	)	N/A		(17.83%	)	July 14, 1999

†	Ten Year Date

54

TABLE 4 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Premium Enhancement, or Optional Features)

Total Separate Account Annual Expenses: 1.75% for policy years 1—9 and 1.30% for policy years 10 or more

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)(9)	(29.35%	)	(3.14%	)	5.66%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio— Service Shares(9)	(26.99%	)	(1.35%	)	8.34%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(32.99%	)	N/A		(18.63%	)	May 1, 2000
MFS Total Return Series—Service Class(10)	(9.63%	)	N/A		0.01%		May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(11.16%	)	1.75%		10.22%		January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(11)	(18.58%	)	(1.60%	)	7.80%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(31.50%	)	(2.27%	)	6.47%	†	October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2(11)	(11.57%	)	N/A		13.45%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(21.66%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios.)

55

APPENDIX C

INCOME BENEFIT PROGRAMS

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Annual Optional Rider Fees:

Income Benefit Programs(1)	0.45%

(1)	The fee is a percentage of the minimum income base or minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under one of these riders, a guaranteed payment fee is deducted at an annual rate of 1.25%.

1)    MANAGED ANNUITY PROGRAM.

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base.  The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

the	minimum income base on the rider date; plus
•	any subsequent premium payments; less
•	any subsequent adjusted partial surrenders;
•	all of which are accumulated at the annual growth rate from the date of each transaction; minus
•	any premium taxes.

The annual growth rate is 5%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade.  You can upgrade your minimum income base to the policy value anytime after the first rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders.    Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

56

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II.  You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options.  You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•	Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting.  If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of completed years since the Rider Date	Annuity Income Vesting Percentage (percent vested)

1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
more than 10	100%

57

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with an minimum income base of $110,250.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a) is the minimum income base divided by $1,000,

b) is the annuity factor from Schedule 1, and

c) is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY:    If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments.  The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected. The applicable annuity factor is also based on an assumed investment return of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in

58

the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee.  A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Guaranteed Payment Fee.  A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);
•	termination of your policy; or
•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies and may not be available for all policies. For policies sold in Minnesota and New Jersey, please see the separate discussion describing this feature for their state.

2)    FOR MINNESOTA ONLY.

For Minnesota policies, the optional Family Income Protector is as described herein.

Family Income Protector

The optional “Family Income Protector” rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

59

Minimum Annuitization Value.  The minimum annuitization value is:

•	the policy value on the date the rider is issued; plus
•	any additional premium payments; minus
•	an adjustment for any surrenders made after the date the rider is issued;
•	the result of which is accumulated at the annual growth rate written on page one of the rider; minus
•	any premium taxes.

The annual growth rate is 5% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

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If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
•	the new fees, thresholds and factors may be higher (or lower) than before;
•	the new annual growth rate may be lower (or higher) than before; and
•	you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Surrenders.  Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Family Income Protector.

Conditions of Exercise of the Family Income Protector.  You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY:    If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the rider are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected. The applicable annuity factor is also based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Family Income Protector will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Family Income Protector, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date

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during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Rider Fee.  A rider fee, 0.45% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the policy anniversary after your 94th birthday.

If you terminate the Family Income Protector (except pursuant to an upgrade) you cannot re-elect the rider.

3)    FOR NEW JERSEY ONLY.

For New Jersey policies, the optional Managed Annuity Program is as described herein.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

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You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value.  If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

•	the minimum annuitization value on the rider date; plus
•	any additional premium payments; minus
•	an adjustment for any withdrawals made after the rider date;
•	the result of which is accumulated at the annual growth rate; minus
•	any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment” below.

The annual growth rate is 5% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See “Minimum Annuitization Value Adjustment” below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See “Annuity Factor Age Adjustment” below.

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Minimum Annuitization Value Adjustment.  If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

•	the policy value on the date you annuitize; plus
•	the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
•	the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

•	you annuitize on a rider anniversary; or
•	your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.  If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. The age adjustment is as follows:

Number of Years Since the Rider Date	Age Adjustment: Number of Years Subtracted from Your Age

0-1	10
1-2	9
2-3	8
3-4	7
4-5	6
5-6	5
6-7	4
7-8	3
8-9	2
9-10	1
more than 10	0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to

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change after the rider is added. However, all of these specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and
•	the new rider’s specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Surrenders.  Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with negative investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Managed Annuity Program.

Conditions of Exercise of the Managed Annuity Program.  You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

•	If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment.”
•	If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See “Annuity Factor Age Adjustment.”
•	If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected. The applicable annuity factor is also based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return.

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Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Managed Annuity Program will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Managed Annuity Program Fee.  A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination.  The Managed Annuity Program will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Managed Annuity Program;
•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the last date to elect the benefit as shown on page 1 of the rider.

If you terminate the Managed Annuity Program (except pursuant to an upgrade) you cannot re-elect the rider.

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APPENDIX D

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV464 101 121 799	December 1999
RGMI 1 798 (Family Income Protector)	December 1999
AV630 101 138 101	May 2001
RTP 1 201 (Additional Death Distribution)	May 2001
VIAR IP 0100 (Initial Payment Guarantee)	May 2001
RGMI 15 0301 (Managed Annuity Program)	January 2002
AV710 101 147 102	May 2002

Product Feature	AV464 101 121 799 and RGMI 1 798	AV630 101 138 101, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798

Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)

Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then (available if owner or annuitant is 74 or younger).

Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then (available if owner or annuitant is 79 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge

Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

Family Income Protector	Yes	Yes

Additional Death Distribution	N/A	Yes

Initial Payment Guarantee	N/A	Yes

Managed Annuity Program	N/A	Yes

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Product Feature	AV710 101 147 102, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)

Double Enhanced Death Benefit—greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 84 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	2%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge

Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

Family Income Protector	Yes

Additional Death Distribution	Yes

Initial Payment Guarantee	Yes

Managed Annuity Program	Yes

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TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2003

to the

Prospectus dated May 1, 2003

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY sections of the prospectus:

5.    EXPENSES

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount. The amount of the total charges depends on the policy year, and on the death benefit you select. If you choose the “Return of Premium Death Benefit,” then the total of these charges is at an annual rate of 1.75% for policy years 1 – 9 and 1.30% for policy years 10 and after. If you choose the “Double Enhanced Death Benefit,” then the total of these charges is at an annual rate of 2.00% for policy years 1 – 9 and 1.55% for policy years 10 and after.

8.    DEATH BENEFIT

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

Return of Premium; or

Double Enhanced.

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Separate Account Annual Expenses (as a percentage of average account value):

Base Separate Account Expenses:

Mortality and Expense Risk Fee	1.60%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.75%

Optional Separate Account Expenses:

Double Enhanced Death Benefit(1)	0.25%

This Prospectus Supplement must be accompanied

By the Prospectus for the

Transamerica EXTRA Variable Annuity dated May 1, 2003

TE VA BR 0503

(1)	The fee for the “Double Enhanced Death Benefit” for policy years 1 – 9 is in addition to the mortality and expense risk fee (1.60%).

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

5.    EXPENSES

Mortality and Expense Risk Fee

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.60% for the first nine policy years and 1.15% thereafter; and for the Double Enhanced Death Benefit the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.85% for the first nine policy years and 1.40% thereafter. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

8.    DEATH BENEFIT

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.  Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.  The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less
•	any adjusted partial surrenders; plus
•	interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.  The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.25% annually).

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B.  Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.

10.    ADDITIONAL FEATURES

Additional Death Distribution

Additional Death Distribution Amount.

Rider earnings equal:

•	the policy death benefit; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

3

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA C

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica EXTRA Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the variable annuity are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2003

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets

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and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Participant—A person who makes premium payments or for whom premium payments are made under the policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments (including any premium enhancement); minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $40, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Surrender Charge—A percentage of each premium payment in an amount from 9% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

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Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit

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payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed

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period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica set have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor. Also, upon full surrender the cash value attributable to the fixed account will not be less than 90% of your fixed account premiums and transfers of the fixed account accumulated at 3% pear year less prior surrenders and transfers. This is referred to as the net surrender value minimum.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)*(M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=

Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity

(in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples assume no premium enhancement.

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum (5% premium enhancement)
Surrender:	middle of policy year 2
Policy value at middle of policy year 2	= 50,000* (1.05) * (1.055) ^ 1.5 = 56,890.27
Cumulative Earnings	= 56,890.27 – 50,000.00 = 6,890.27
10% of Premium	= 50,000.00 * .10 = 5,000.00
Surrender Charge free amount at middle of policy year 2	= max (6,890.27, 5,000.00) = 6,890.27
Excess interest adjustment free amount at middle of policy year 2	= 6,890.27
Amount subject to excess interest adjustment	= 56,890.27 – 6,890.27 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .095
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.095) * (42/12)
= -7,000.00, excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, 51,507.48 – 56,890.27 = -5,382.79
Adjusted policy value	= policy value + excess interest adjustment = 56,890.27 + (-5,382.79) = 51,507.48
Portion of surrender charge free amount which is deducted from cumulative earnings	= cumulative earnings = 6,890.27
Portion of surrender charge free amount which is deducted from premium	= 6,890.27 – 6,890.27 = 0
Surrender charges	= (50,000 – 0) * .08 = 4,000.00
Net surrender value at middle of policy year 2	= 51,507.48 – 4,000.00 = 47,507.48
Net surrender value minimum	= 90% * 50,000 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of $47,507.48 is greater than the minimum of $47,040.11

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of policy year 2
Policy value at middle of policy year 2	= 50,000* (1.05) * (1.055) ^ 1.5 = 56,890.27
Cumulative Earnings	= 56,890.27 – 50,000.00 = 6,890.27
10% of Premium	= 50,000.00 * .10 = 5,000.00
Surrender Charge free amount at middle of policy year 2	= max (6890.27, 5,000.00) = 6,890.27
Excess interest adjustment free amount at middle of policy year 2	= 6,890.27
Amount subject to excess interest adjustment	= 56,890.27 – 6,890.27 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055 – .045) * (42/12) = 1,750.00
Adjusted policy value	= 56,890.27 + 1,750.00 = 58,640.27
Portion of surrender charge free amount which is deducted from cumulative earnings	= cumulative earnings = 6,890.27
Portion of surrender charge free amount which is deducted from premium	= 6,890.27 – 6,890.27 = 0
Surrender charges	= (50,000 – 0) * .08 = 4,000.00
Net surrender value at middle of policy year 2	= 58,640.27 – 4,000.00 = 54,640.27
Net surrender value minimum	= 90% * 50,000 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of $54,640.27 is greater than the minimum of $47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW – E); where
EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrenders, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000 * (1.05) * (1.055) ^ 1.5 = 56,890.27
Cumulative Earnings	= 56,890.27 – 50,000.00 = 6,890.27
10% of Premium	= 50,000.00 * .10 = 5,000.00
Surrender Charge free amount at middle of policy year 2	= 6,890.27
Excess interest adjustment free amount at middle of policy year 2	= 6,890.27
Excess interest adjustment / surrender charge
S = 20,000 – 6,890.27 = 13,109.73
G = .055
C = .065
M = 42
E = 13,109.73 * (.055–.065)* (42/12) = -458.84
EPW = 20,000 – 6,890.27 = 13,109.73

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 13,109.73/(1 – .08) – 14,249.71

SC = .08 * (14,249.71– (–458.84)) = 1,176.68
Remaining policy value at middle of policy year 2	= 56,890.27 – (R - E + surrender charge)
= 56,890.27 – (20,000 – (–458.84) + 1,176.68) = 35,254.75

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000 * (1.05) * (1.055) ^ 1.5 = 56,890.27
Cumulative Earnings	= 56,890.27 – 50,000.00 = 6,890.27
10% of Premium	= 50,000.00 * .10 = 5,000.00
Surrender Charge free amount at middle of policy year 2	= 6,890.27
Excess interest adjustment free amount at middle of policy year 2	= 6,890.27
Excess interest adjustment / surrender charge
S = 20,000 – 6,890.27 = 13,109.73
G = .055
C = .045
M = 42
E = 13,109.73 * (.055–.045)* (42/12) = 458.84
EPW = 20,000 – 6,890.27 = 13,109.73

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by
(1 – surrender charge).

New EPW = 13,109.73/(1 – .08) – 14,249.71

SC = .08 * (14,249.71 – 458.84) = 1,103.27
Remaining policy value at middle of policy year 2	= 56,890.27 – (R - E + surrender charge)
= 56,890.27 – (20,000 – 458.84 + 1,103.27) = 36,245.84

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

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Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As Determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

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Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is gross partial surrender;

(2)	the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

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Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 – 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 – 100 + 594
$15,494	Total Gross Partial Surrender
$23,241	adjusted partial surrender = (15,494) * (75,000 / 50,000)
$51,759	new guaranteed minimum death benefit (after surrender) = 75,000 – 23,241
$34,506	new policy value (after surrender) = 50,000—15,494

Summary:

Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender (requested amount including penalties)
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$ 456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 – ( – 100)]
$ 8,056	reduction in policy value due to excess partial surrender = 7500 – ( – 100) + 456 = 7500 + 100 + 456
$15,556	Total gross partial surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = (15,556) * (75,000 / 75,000)
$34,444	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	new policy value (after surrender) = 75,000 – 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to an annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person, must be distributed

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within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

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Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as

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appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.00%
Life & 10 Years Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current

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administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica, therefore, reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner

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dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their

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legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the premium payments or

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the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

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Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is received, whichever is later. The value of an accumulation unit for the subaccounts was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

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(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period; plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assume Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E

                        D

Where: A =	The net asset value of an underlying fund share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.75% on an annual basis; On a daily basis, this equals .000047532.

Then, the net investment factor = (11.57 + 0 - 0) - .000047532 = Z = 1.014864749.

(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

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The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

                                                                   $1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                  1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

      B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units = $X = Z

                                   $Y

ADDITIONAL DEATH DISTRIBUTION RIDER—ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 – $100,000 – $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 – $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 – $100,000 – $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

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Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings as of the date of the death benefit calculations = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy.

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Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.838%), and the effective yield was (0.834%) for the Return of Premium Death Benefit for policy years 1 – 9 with a total mortality and expense fee and administrative charge of 1.75%.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

30

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the ninth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

31

CTR = (ERV / P) – 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Hypothetical (Adjusted Historical) Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

32

Transamerica performs administrative services for the policy. These services include issuance of the policy, maintenance of records concerning the policy, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001 and 2000 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $60,893,703.60, $25,355,222.14, and $4,671,982.44, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be

33

determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuities available that may also be funded through the separate account. These variable annuities may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the subaccounts of Separate Account VA C, which were available for investment by the Transamerica EXTRA Variable Annuity contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

34

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of Separate Account VA C which are available for investment by the Transamerica EXTRA Variable Annuity contract owners are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

35

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Year Ended December 31, 2002

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Transamerica Extra Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Life Insurance Company Separate Account VA C (the Separate Account, comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global, Janus Growth II (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, Alliance Growth & Income, Alliance Premier Growth, Janus Aspen—Aggressive Growth, Janus Aspen—Strategic Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, and Fidelity—VIP Value Strategies subaccounts), which are available for investment by contract owners of the Transamerica Extra Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA C, which are available for investment by contract owners of the Transamerica Extra Variable Annuity, at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	3,404,323.365	2,948,651.377	7,921,388.176	6,788,017.145

Cost	$27,855,484	$26,756,706	$69,964,156	$58,068,182

Investments in mutual funds, at net asset value	$27,813,322	$26,803,241	$69,787,430	$57,833,906
Receivable for units sold	18	16	—	71

Total assets	27,813,340	26,803,257	69,787,430	57,833,977

Liabilities
Payable for units redeemed	—	—	22	—

	$27,813,340	$26,803,257	$69,787,408	$57,833,977

Net Assets:
Deferred annuity contracts terminable by owners	$27,813,340	$26,803,257	$69,787,408	$57,833,977

Total net assets	$27,813,340	$26,803,257	$69,787,408	$57,833,977

Accumulation units outstanding:
M&E—1.55%	175	119,765	100	187,027

M&E—1.75%	8,833,701	14,853,734	25,372,941	20,766,948

M&E—2.00%	25,821,892	15,001,050	55,257,149	48,141,122

Accumulation unit value:
M&E—1.55%	$0.804600	$0.896108	$0.867636	$0.839081

M&E—1.75%	$0.803540	$0.894928	$0.866497	$0.837975

M&E—2.00%	$0.802225	$0.893465	$0.865078	$0.836600

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	665,469.552	1,243,767.827	879,300.755	111,385.907

Cost	$9,909,859	$10,477,787	$5,652,963	$772,958

Investments in mutual funds, at net asset value	$7,133,834	$9,502,386	$5,284,598	$740,716
Receivable for units sold	—	—	2	—

Total assets	7,133,834	9,502,386	5,284,600	740,716

Liabilities
Payable for units redeemed	1,021	2	—	—

	$7,132,813	$9,502,384	$5,284,600	$740,716

Net Assets:
Deferred annuity contracts terminable by owners	$7,132,813	$9,502,384	$5,284,600	$740,716

Total net assets	$7,132,813	$9,502,384	$5,284,600	$740,716

Accumulation units outstanding:
M&E—1.55%	999	157,118	29,251	100

M&E—1.75%	15,236,636	9,000,842	4,005,557	357,233

M&E—2.00%	1,773,549	3,297,599	3,443,864	680,526

Accumulation unit value:
M&E—1.55%	$0.580815	$0.744847	$0.639197	$0.715409

M&E—1.75%	$0.384786	$0.742390	$0.637090	$0.714472

M&E—2.00%	$0.715734	$0.819754	$0.788069	$0.713290

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	172,456.806	1,186,514.767	2,525,452.478	3,162,170.518

Cost	$1,300,323	$11,297,097	$21,373,683	$48,656,526

Investments in mutual funds, at net asset value	$1,281,354	$10,073,510	$18,663,094	$41,582,542
Receivable for units sold	—	—	3	59

Total assets	1,281,354	10,073,510	18,663,097	41,582,601

Liabilities
Payable for units redeemed	2	1	—	—

	$1,281,352	$10,073,509	$18,663,097	$41,582,601

Net Assets:
Deferred annuity contracts terminable by owners	$1,281,352	$10,073,509	$18,663,097	$41,582,601

Total net assets	$1,281,352	$10,073,509	$18,663,097	$41,582,601

Accumulation units outstanding:
M&E—1.55%	100	166,735	334,533	304,241

M&E—1.75%	508,738	10,831,243	18,180,906	34,378,509

M&E—2.00%	1,187,259	3,913,415	6,874,329	15,433,028

Accumulation unit value:
M&E—1.55%	$0.757342	$0.692237	$0.707761	$0.797463

M&E—1.75%	$0.756344	$0.628576	$0.715394	$0.853999

M&E—2.00%	$0.755096	$0.804880	$0.788414	$0.776307

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies — AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	787,465.278	3,536,044.903	1,315,273.152	721,299.601

Cost	$8,875,770	$44,215,054	$10,131,865	$6,124,295

Investments in mutual funds, at net asset value	$8,984,979	$26,980,023	$8,957,010	$5,683,841
Receivable for units sold	8	13	5	—

Total assets	8,984,987	26,980,036	8,957,015	5,683,841

Liabilities
Payable for units redeemed	—	—	—	5

	$8,984,987	$26,980,036	$8,957,015	$5,683,836

Net Assets:
Deferred annuity contracts terminable by owners	$8,984,987	$26,980,036	$8,957,015	$5,683,836

Total net assets	$8,984,987	$26,980,036	$8,957,015	$5,683,836

Accumulation units outstanding:
M&E—1.55%	27,593	577,621	83,631	29,372

M&E—1.75%	5,352,055	28,239,278	11,014,830	4,545,281

M&E—2.00%	4,309,585	2,540,298	1,639,319	2,600,073

Accumulation unit value:
M&E—1.55%	$0.929213	$0.582372	$0.734059	$0.767017

M&E—1.75%	$0.927991	$0.887551	$0.681117	$0.764493

M&E—2.00%	$0.926467	$0.621914	$0.849888	$0.840927

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount
Assets
Investment in securities:
Number of shares	335,761.175	947,874.382	509,558.339	116,863.161

Cost	$2,182,934	$2,804,232	$4,828,878	$3,475,453

Investments in mutual funds, at net asset value	$1,870,190	$2,492,910	$4,835,709	$1,537,919
Receivable for units sold	—	20	6	—

Total assets	1,870,190	2,492,930	4,835,715	1,537,919

Liabilities
Payable for units redeemed	—	—	—	—

	$1,870,190	$2,492,930	$4,835,715	$1,537,919

Net Assets:
Deferred annuity contracts terminable by owners	$1,870,190	$2,492,930	$4,835,715	$1,537,919

Total net assets	$1,870,190	$2,492,930	$4,835,715	$1,537,919

Accumulation units outstanding:
M&E—1.55%	999	2,882	100	—

M&E—1.75%	2,313,843	2,761,914	2,548,132	3,151,208

M&E—2.00%	589,500	1,679,963	2,611,110	—

Accumulation unit value:
M&E—1.55%	$0.711130	$0.471165	$0.939281	—

M&E—1.75%	$0.598527	$0.469618	$0.938053	$0.488041

M&E—2.00%	$0.822022	$0.711044	$0.936513	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares	329,260.496	1,022,064.738	1,942,097.319	610,402.940

Cost	$18,467,330	$7,381,716	$21,509,176	$5,425,249

Investments in mutual funds, at net asset value	$10,720,722	$5,825,769	$19,304,447	$4,101,908
Receivable for units sold	7,831	—	—	4

Total assets	10,728,553	5,825,769	19,304,447	4,101,912

Liabilities
Payable for units redeemed	—	—	31	—

	$10,728,553	$5,825,769	$19,304,416	$4,101,912

Net Assets:
Deferred annuity contracts terminable by owners	$10,728,553	$5,825,769	$19,304,416	$4,101,912

Total net assets	$10,728,553	$5,825,769	$19,304,416	$4,101,912

Accumulation units outstanding:
M&E—1.55%	101,971	151,808	125,361	48,553

M&E—1.75%	27,474,050	9,798,635	20,984,941	7,014,292

M&E—2.00%	1,658,315	1,442,335	8,842,715	—

Accumulation unit value:
M&E—1.55%	$0.534681	$0.594247	$0.666282	$0.643223

M&E—1.75%	$0.340698	$0.474947	$0.579220	$0.580341

M&E—2.00%	$0.792176	$0.749982	$0.799075	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	2,366,053.230	1,242,922.892	1,123,636.870	4,981,728.481

Cost	$20,777,865	$10,716,917	$14,940,553	$51,332,143

Investments in mutual funds, at net asset value	$20,892,250	$8,588,597	$13,067,897	$52,905,956
Receivable for units sold	4,008	4	—	29

Total assets	20,896,258	8,588,601	13,067,897	52,905,985

Liabilities
Payable for units redeemed	—	—	4	—

	$20,896,258	$8,588,601	$13,067,893	$52,905,985

Net Assets:
Deferred annuity contracts terminable by owners	$20,896,258	$8,588,601	$13,067,893	$52,905,985

Total net assets	$20,896,258	$8,588,601	$13,067,893	$52,905,985

Accumulation units outstanding:
M&E—1.55%	153,982	58,925	176,528	106,777

M&E—1.75%	16,339,103	16,450,414	10,847,793	22,382,342

M&E—2.00%	5,318,865	2,475,197	3,094,674	27,954,733

Accumulation unit value:
M&E—1.55%	$0.983646	$0.580057	$0.796637	$1.051137

M&E—1.75%	$0.948940	$0.408248	$0.961763	$1.049753

M&E—2.00%	$0.985166	$0.742798	$0.805984	$1.048045

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	3,958,163.325	252,934.081	2,151,420.398	805,580.897

Cost	$47,743,998	$2,352,551	$35,642,419	$8,397,348

Investments in mutual funds, at net asset value	$38,394,184	$2,357,346	$29,560,516	$7,717,465
Receivable for units sold	2	1	—	—

Total assets	38,394,186	2,357,347	29,560,516	7,717,465

Liabilities
Payable for units redeemed	—	—	48	53

	$38,394,186	$2,357,347	$29,560,468	$7,717,412

Net Assets:
Deferred annuity contracts terminable by owners	$38,394,186	$2,357,347	$29,560,468	$7,717,412

Total net assets	$38,394,186	$2,357,347	$29,560,468	$7,717,412

Accumulation units outstanding:
M&E—1.55%	229,142	100	226,311	41,634

M&E—1.75%	35,172,906	739,462	38,256,210	5,465,071

M&E—2.00%	8,736,030	1,822,284	6,398,658	3,285,367

Accumulation unit value:
M&E—1.55%	$0.700028	$0.922464	$0.666828	$0.933694

M&E—1.75%	$0.896966	$0.921246	$0.628416	$0.930632

M&E—2.00%	$0.765208	$0.919740	$0.839042	$0.789126

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Assets
Investment in securities:
Number of shares	4,481,331.368	505,831.778	2,665,229.208	1,243,349.218

Cost	$53,751,404	$4,734,138	$45,527,632	$21,108,161

Investments in mutual funds, at net asset value	$55,210,002	$3,950,546	$40,751,355	$18,762,140
Receivable for units sold	12	3	—	—

Total assets	55,210,014	3,950,549	40,751,355	18,762,140

Liabilities
Payable for units redeemed	—	—	18	3

	$55,210,014	$3,950,549	$40,751,337	$18,762,137

Net Assets:
Deferred annuity contracts terminable by owners	$55,210,014	$3,950,549	$40,751,337	$18,762,137

Total net assets	$55,210,014	$3,950,549	$40,751,337	$18,762,137

Accumulation units outstanding:
M&E—1.55%	374,800	29,481	469,887	139,148

M&E—1.75%	33,853,368	4,772,115	31,711,145	18,810,455

M&E—2.00%	15,429,789	—	11,849,011	6,909,994

Accumulation unit value:
M&E—1.55%	$1.057207	$0.768881	$0.847362	$0.709404

M&E—1.75%	$1.145993	$0.823090	$0.959683	$0.693275

M&E—2.00%	$1.038125	—	$0.837245	$0.813692

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Assets
Investment in securities:
Number of shares	2,159,524.556	627,543.852	1,478,563.101	77,128,289.820

Cost	$19,323,578	$5,343,265	$22,701,745	$77,128,290

Investments in mutual funds, at net asset value	$17,211,411	$4,763,058	$18,999,536	$77,128,290
Receivable for units sold	23	—	—	—

Total assets	17,211,434	4,763,058	18,999,536	77,128,290

Liabilities
Payable for units redeemed	—	12	8	12

	$17,211,434	$4,763,046	$18,999,528	$77,128,278

Net Assets:
Deferred annuity contracts terminable by owners	$17,211,434	$4,763,046	$18,999,528	$77,128,278

Total net assets	$17,211,434	$4,763,046	$18,999,528	$77,128,278

Accumulation units outstanding:
M&E—1.55%	999	127,231	390,515	61,087

M&E—1.75%	17,338,733	6,917,367	24,379,906	43,076,583

M&E—2.00%	8,803,129	1,182,196	1,276,456	31,645,416

Accumulation unit value:
M&E—1.55%	$0.682575	$0.677481	$0.792879	$1.006601

M&E—1.75%	$0.616618	$0.535920	$0.721061	$1.058245

M&E—2.00%	$0.740575	$0.820248	$0.869986	$0.994811

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	Alliance Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	720,677.882	1,301,812.914	97,308.533	1,348,973.436

Cost	$11,580,390	$10,622,829	$1,653,808	$26,409,854

Investments in mutual funds, at net asset value	$9,368,812	$10,362,431	$1,593,914	$22,244,572
Receivable for units sold	4	2	—	—

Total assets	9,368,816	10,362,433	1,593,914	22,244,572

Liabilities
Payable for units redeemed	—	—	4	31

	$9,368,816	$10,362,433	$1,593,910	$22,244,541

Net Assets:
Deferred annuity contracts terminable by owners	$9,368,816	$10,362,433	$1,593,910	$22,244,541

Total net assets	$9,368,816	$10,362,433	$1,593,910	$22,244,541

Accumulation units outstanding:
M&E—1.55%	52,969	100	100	631,693

M&E—1.75%	11,355,553	5,866,260	621,816	24,544,490

M&E—2.00%	4,624,819	7,843,508	1,393,608	5,700,377

Accumulation unit value:
M&E—1.55%	$0.530826	$0.757548	$0.792764	$0.708109

M&E—1.75%	$0.529075	$0.756547	$0.791715	$0.705776

M&E—2.00%	$0.720625	$0.755307	$0.790416	$0.784917

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Premier Growth Subaccount	Janus Aspen—Aggressive Growth Subaccount	Janus Aspen—Strategic Value Subaccount	Janus Aspen—Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	428,747.567	289,413.224	384,285.072	549,577.525

Cost	$9,195,803	$5,549,287	$3,469,951	$14,100,845

Investments in mutual funds, at net asset value	$7,413,045	$4,520,635	$2,701,524	$11,513,649
Receivable for units sold	6	—	1	—

Total assets	7,413,051	4,520,635	2,701,525	11,513,649

Liabilities
Payable for units redeemed	—	8	—	2

	$7,413,051	$4,520,627	$2,701,525	$11,513,647

Net Assets:
Deferred annuity contracts terminable by owners	$7,413,051	$4,520,627	$2,701,525	$11,513,647

Total net assets	$7,413,051	$4,520,627	$2,701,525	$11,513,647

Accumulation units outstanding:
M&E—1.55%	141,729	62,830	46,364	10,274

M&E—1.75%	10,310,971	12,880,113	3,947,483	18,555,207

M&E—2.00%	1,731,588	631,071	—	3,045,809

Accumulation unit value:
M&E—1.55%	$0.581903	$0.544079	$0.682460	$0.611173

M&E—1.75%	$0.579992	$0.309434	$0.676351	$0.492540

M&E—2.00%	$0.779803	$0.793726	—	$0.777523

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	393,004.604	542,092.486	1,176,802.476	994,347.095

Cost	$4,141,513	$9,183,588	$22,201,108	$20,297,817

Investments in mutual funds, at net asset value	$4,079,388	$9,242,677	$21,123,604	$17,898,248
Receivable for units sold	4	—	10	—

Total assets	4,079,392	9,242,677	21,123,614	17,898,248

Liabilities
Payable for units redeemed	—	5	—	17

	$4,079,392	$9,242,672	$21,123,614	$17,898,231

Net Assets:
Deferred annuity contracts terminable by owners	$4,079,392	$9,242,672	$21,123,614	$17,898,231

Total net assets	$4,079,392	$9,242,672	$21,123,614	$17,898,231

Accumulation units outstanding:
M&E—1.55%	15,142	100	43,977	231,086

M&E—1.75%	2,019,746	3,457,471	20,713,389	16,661,284

M&E—2.00%	3,441,710	6,644,330	7,579,481	4,970,544

Accumulation unit value:
M&E—1.55%	$0.746621	$0.917149	$0.841480	$0.763516

M&E—1.75%	$0.745636	$0.915929	$0.703369	$0.820348

M&E—2.00%	$0.744424	$0.914431	$0.859881	$0.815553

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	334,571.823	104,991.874	2,196,560.905	1,107,540.139

Cost	$9,247,764	$1,473,854	$40,170,857	$8,851,460

Investments in mutual funds, at net asset value	$7,765,412	$1,222,105	$38,198,194	$8,804,944
Receivable for units sold	4	3	32	3,181

Total assets	7,765,416	1,222,108	38,198,226	8,808,125

Liabilities
Payable for units redeemed	—	—	—	—

	$7,765,416	$1,222,108	$38,198,226	$8,808,125

Net Assets:
Deferred annuity contracts terminable by owners	$7,765,416	$1,222,108	$38,198,226	$8,808,125

Total net assets	$7,765,416	$1,222,108	$38,198,226	$8,808,125

Accumulation units outstanding:
M&E—1.55%	48,656	999	315,454	15,479

M&E—1.75%	9,029,213	2,244,519	28,701,584	4,598,590

M&E—2.00%	3,210,924	—	13,052,858	7,189,604

Accumulation unit value:
M&E—1.55%	$0.595094	$0.700088	$0.910103	$0.747954

M&E—1.75%	$0.593146	$0.544174	$0.932399	$0.746970

M&E—2.00%	$0.741475	—	$0.854204	$0.745735

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	123,009	110,507	242,069	210,595

Net investment income (loss)	(123,009)	(110,507)	(242,069)	(210,595)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	634,980	464,075	17,853	617,113
Cost of investments sold	717,598	504,589	19,872	725,203

Net realized capital gains (losses) on investments	(82,618)	(40,514)	(2,019)	(108,090)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(42,162)	46,535	(176,726)	(234,276)

Net change in unrealized appreciation/depreciation of investments	(42,162)	46,535	(176,726)	(234,276)

Net realized and unrealized capital gains (losses) on investments	(124,780)	6,021	(178,745)	(342,366)

Increase (decrease) in net assets from operations	$(247,789)	$(104,486)	$(420,814)	$(552,961)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$1,955	$6,783	$—
Expenses:
Administrative, mortality and expense risk charge	112,338	94,209	35,516	3,016

Net investment income (loss)	(112,338)	(92,254)	(28,733)	(3,016)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,554,864	510,242	859,402	61,220
Cost of investments sold	3,496,581	611,817	951,122	70,737

Net realized capital gains (losses) on investments	(1,941,717)	(101,575)	(91,720)	(9,517)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,001,175)	82,390	(2,701)	—
End of period	(2,776,025)	(975,401)	(368,365)	(32,242)

Net change in unrealized appreciation/depreciation of investments	(774,850)	(1,057,791)	(365,664)	(32,242)

Net realized and unrealized capital gains (losses) on investments	(2,716,567)	(1,159,366)	(457,384)	(41,759)

Increase (decrease) in net assets from operations	$(2,828,905)	$(1,251,620)	$(486,117)	$(44,775)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$12,535	$53,416	$1,341,333
Expenses:
Administrative, mortality and expense risk charge	6,295	111,903	219,584	521,878

Net investment income (loss)	(6,295)	(99,368)	(166,168)	819,455
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	89,286	750,086	596,541	1,325,868
Cost of investments sold	104,518	1,163,140	769,810	1,701,096

Net realized capital gains (losses) on investments	(15,232)	(413,054)	(173,269)	(375,228)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(453,184)	123,644	374,779
End of period	(18,969)	(1,223,587)	(2,710,589)	(7,073,984)

Net change in unrealized appreciation/depreciation of investments	(18,969)	(770,403)	(2,834,233)	(7,448,763)

Net realized and unrealized capital gains (losses) on investments	(34,201)	(1,183,457)	(3,007,502)	(7,823,991)

Increase (decrease) in net assets from operations	$(40,496)	$(1,282,825)	$(3,173,670)	$(7,004,536)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Clarion Real Estate Securities Subaccount (1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$69,111	$5,188,953	$28,164	$8,345
Expenses:
Administrative, mortality and expense risk charge	52,513	500,417	123,028	55,811

Net investment income (loss)	16,598	4,688,536	(94,864)	(47,466)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,558	—	—	—
Proceeds from sales	1,607,563	3,358,397	833,678	846,435
Cost of investments sold	1,796,776	6,678,247	1,021,934	1,003,743

Net realized capital gains (losses) on investments	(184,655)	(3,319,850)	(188,256)	(157,308)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	986,542	(138,368)	33,964
End of period	109,209	(17,235,031)	(1,174,855)	(440,454)

Net change in unrealized appreciation/depreciation of investments	109,209	(18,221,573)	(1,036,487)	(474,418)

Net realized and unrealized capital gains (losses) on investments	(75,446)	(21,541,423)	(1,224,743)	(631,726)

Increase (decrease) in net assets from operations	$(58,848)	$(16,852,887)	$(1,319,607)	$(679,192)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$800	$—	$—	$57,727
Expenses:
Administrative, mortality and expense risk charge	25,404	159,544	19,913	39,486

Net investment income (loss)	(24,604)	(159,544)	(19,913)	18,241
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	235,074	19,938,540	320,327	826,599
Cost of investments sold	296,103	26,122,887	326,339	2,085,443

Net realized capital gains (losses) on investments	(61,029)	(6,184,347)	(6,012)	(1,258,844)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,146)	(3,702,951)	—	(2,430,354)
End of period	(312,744)	(311,322)	6,831	(1,937,534)

Net change in unrealized appreciation/depreciation of investments	(293,598)	3,391,629	6,831	492,820

Net realized and unrealized capital gains (losses) on investments	(354,627)	(2,792,718)	819	(766,024)

Increase (decrease) in net assets from operations	$(379,231)	$(2,952,262)	$(19,094)	$(747,783)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$52,088	$7,402
Expenses:
Administrative, mortality and expense risk charge	196,435	83,285	211,379	99,789

Net investment income (loss)	(196,435)	(83,285)	(159,291)	(92,387)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,318,395	566,670	3,731,721	2,114,374
Cost of investments sold	5,865,639	832,982	5,524,153	3,026,392

Net realized capital gains (losses) on investments	(3,547,244)	(266,312)	(1,792,432)	(912,018)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,018,929)	(138,920)	(545,841)	(337,448)
End of period	(7,746,608)	(1,555,947)	(2,204,729)	(1,323,341)

Net change in unrealized appreciation/depreciation of investments	(727,679)	(1,417,027)	(1,658,888)	(985,893)

Net realized and unrealized capital gains (losses) on investments	(4,274,923)	(1,683,339)	(3,451,320)	(1,897,911)

Increase (decrease) in net assets from operations	$(4,471,358)	$(1,766,624)	$(3,610,611)	$(1,990,298)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount (1)
Net investment income (loss)
Income:
Dividends	$370,804	$—	$239,459	$—
Expenses:
Administrative, mortality and expense risk charge	226,005	127,907	173,723	239,545

Net investment income (loss)	144,799	(127,907)	65,736	(239,545)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	157,763	—
Proceeds from sales	4,364,349	2,799,287	697,601	127,166
Cost of investments sold	4,461,642	2,900,034	766,451	125,964

Net realized capital gains (losses) on investments	(97,293)	(100,747)	88,913	1,202
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,980)	238,384	64,485	—
End of period	114,385	(2,128,320)	(1,872,656)	1,573,813

Net change in unrealized appreciation/depreciation of investments	134,365	(2,366,704)	(1,937,141)	1,573,813

Net realized and unrealized capital gains (losses) on investments	37,072	(2,467,451)	(1,848,228)	1,575,015

Increase (decrease) in net assets from operations	$181,871	$(2,595,358)	$(1,782,492)	$1,335,470

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount (1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$369,303	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	567,829	9,716	406,040	77,459

Net investment income (loss)	(198,526)	(9,716)	(406,040)	(77,459)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	64,254	—	—	—
Proceeds from sales	1,372,849	105,368	1,710,275	1,005,530
Cost of investments sold	1,851,409	114,562	3,315,753	943,876

Net realized capital gains (losses) on investments	(414,306)	(9,194)	(1,605,478)	61,654
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	71,136	—	(2,124,237)	187,561
End of period	(9,349,814)	4,795	(6,081,903)	(679,883)

Net change in unrealized appreciation/depreciation of investments	(9,420,950)	4,795	(3,957,666)	(867,444)

Net realized and unrealized capital gains (losses) on investments	(9,835,256)	(4,399)	(5,563,144)	(805,790)

Increase (decrease) in net assets from operations	$(10,033,782)	$(14,115)	$(5,969,184)	$(883,249)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Net investment income (loss)
Income:
Dividends	$778,173	$21,138	$352,917	$6,123
Expenses:
Administrative, mortality and expense risk charge	593,364	70,289	490,527	213,176

Net investment income (loss)	184,809	(49,151)	(137,610)	(207,053)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	529,440	—
Proceeds from sales	11,231,548	896,062	1,526,655	1,833,568
Cost of investments sold	11,138,532	1,036,343	1,769,912	2,894,077

Net realized capital gains (losses) on investments	93,016	(140,281)	286,183	(1,060,509)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(9,050)	48,103	(117,888)	(507,473)
End of period	1,458,598	(783,592)	(4,776,277)	(2,346,021)

Net change in unrealized appreciation/depreciation of investments	1,467,648	(831,695)	(4,658,389)	(1,838,548)

Net realized and unrealized capital gains (losses) on investments	1,560,664	(971,976)	(4,372,206)	(2,899,057)

Increase (decrease) in net assets from operations	$1,745,473	$(1,021,127)	$(4,509,816)	$(3,106,110)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$—	$8,402	$419,400	$1,074,019
Expenses:
Administrative, mortality and expense risk charge	162,314	66,179	304,110	1,470,745

Net investment income (loss)	(162,314)	(57,777)	115,290	(396,726)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,959
Proceeds from sales	809,220	1,305,134	2,231,193	140,860,949
Cost of investments sold	898,700	2,038,338	3,601,319	140,860,949

Net realized capital gains (losses) on investments	(89,480)	(733,204)	(1,370,126)	1,959
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	193,458	(548,787)	(1,501,417)	—
End of period	(2,112,167)	(580,207)	(3,702,209)	—

Net change in unrealized appreciation/depreciation of investments	(2,305,625)	(31,420)	(2,200,792)	—

Net realized and unrealized capital gains (losses) on investments	(2,395,105)	(764,624)	(3,570,918)	1,959

Increase (decrease) in net assets from operations	$(2,557,419)	$(822,401)	$(3,455,628)	$(394,767)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount (1)	AIM V.I. Capital Appreciation Subaccount (1)	Alliance Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$6,919	$118	$—	$88,915
Expenses:
Administrative, mortality and expense risk charge	108,121	53,723	6,653	288,165

Net investment income (loss)	(101,202)	(53,605)	(6,653)	(199,250)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	546,568
Proceeds from sales	652,923	281,577	165,290	1,638,770
Cost of investments sold	921,395	347,604	176,243	2,168,991

Net realized capital gains (losses) on investments	(268,472)	(66,027)	(10,953)	16,347
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(74,998)	—	—	161,679
End of period	(2,211,578)	(260,398)	(59,894)	(4,165,282)

Net change in unrealized appreciation/depreciation of investments	(2,136,580)	(260,398)	(59,894)	(4,326,961)

Net realized and unrealized capital gains (losses) on investments	(2,405,052)	(326,425)	(70,847)	(4,310,614)

Increase (decrease) in net assets from operations	$(2,506,254)	$(380,030)	$(77,500)	$(4,509,864)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$65,682
Expenses:
Administrative, mortality and expense risk charge	103,277	63,243	54,061	157,715

Net investment income (loss)	(103,277)	(63,243)	(54,061)	(92,033)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	590,632	684,427	592,833	956,332
Cost of investments sold	813,218	1,076,971	763,798	1,457,608

Net realized capital gains (losses) on investments	(222,586)	(392,544)	(170,965)	(501,276)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	141,938	(282,303)	(68,089)	(332,368)
End of period	(1,782,758)	(1,028,652)	(768,427)	(2,587,196)

Net change in unrealized appreciation/depreciation of investments	(1,924,696)	(746,349)	(700,338)	(2,254,828)

Net realized and unrealized capital gains (losses) on investments	(2,147,282)	(1,138,893)	(871,303)	(2,756,104)

Increase (decrease) in net assets from operations	$(2,250,559)	$(1,202,136)	$(925,364)	$(2,848,137)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS New Discovery Subaccount (1)	MFS Total Return Subaccount(1)	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$58,467	$125,772
Expenses:
Administrative, mortality and expense risk charge	21,456	37,653	220,683	215,460

Net investment income (loss)	(21,456)	(37,653)	(162,216)	(89,688)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	181,260
Proceeds from sales	389,452	184,839	2,887,765	1,022,754
Cost of investments sold	466,412	198,489	3,157,492	1,339,161

Net realized capital gains (losses) on investments	(76,960)	(13,650)	(269,727)	(135,147)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	34,555	(51,553)
End of period	(62,125)	59,089	(1,077,504)	(2,399,569)

Net change in unrealized appreciation/depreciation of investments	(62,125)	59,089	(1,112,059)	(2,348,016)

Net realized and unrealized capital gains (losses) on investments	(139,085)	45,439	(1,381,786)	(2,483,163)

Increase (decrease) in net assets from operations	$(160,541)	$7,786	$(1,544,002)	$(2,572,851)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount (1)
Net investment income (loss)
Income:
Dividends	$3,676	$6,874	$112,766	$—
Expenses:
Administrative, mortality and expense risk charge	81,192	21,036	414,092	41,059

Net investment income (loss)	(77,516)	(14,162)	(301,326)	(41,059)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,069,086	450,803	1,241,968	453,094
Cost of investments sold	1,164,559	569,194	1,288,860	520,766

Net realized capital gains (losses) on investments	(95,473)	(118,391)	(46,892)	(67,672)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	100,982	(20,414)	476,082	—
End of period	(1,482,352)	(251,749)	(1,972,663)	(46,516)

Net change in unrealized appreciation/depreciation of investments	(1,583,334)	(231,335)	(2,448,745)	(46,516)

Net realized and unrealized capital gains (losses) on investments	(1,678,807)	(349,726)	(2,495,637)	(114,188)

Increase (decrease) in net assets from operations	$(1,756,323)	$(363,888)	$(2,796,963)	$(155,247)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Conservative Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(123,009)	$—	$(110,507)	$—
Net realized capital gains (losses) on investments	(82,618)	—	(40,514)	—
Net change in unrealized appreciation/depreciation of investments	(42,162)	—	46,535	—

Increase (decrease) in net assets from operations	(247,789)	—	(104,486)	—
Contract transactions
Net contract purchase payments	16,527,381	—	16,359,038	—
Transfer payments from (to) other subaccounts or general account	11,643,464	—	10,747,651	—
Contract terminations, withdrawals, and other deductions	(106,826)	—	(197,847)	—
Contract maintenance charges	(2,890)	—	(1,099)	—

Increase (decrease) in net assets from contract transactions	28,061,129	—	26,907,743	—

Net increase (decrease) in net assets	27,813,340	—	26,803,257	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$27,813,340	$—	$26,803,257	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount		Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(242,069)	$—	$(210,595)	$—
Net realized capital gains (losses) on investments	(2,019)	—	(108,090)	—
Net change in unrealized appreciation/depreciation of investments	(176,726)	—	(234,276)	—

Increase (decrease) in net assets from operations	(420,814)	—	(552,961)	—
Contract transactions
Net contract purchase payments	53,915,347	—	46,237,809	—
Transfer payments from (to) other subaccounts or general account	16,466,145	—	12,315,927	—
Contract terminations, withdrawals, and other deductions	(170,511)	—	(162,236)	—
Contract maintenance charges	(2,759)	—	(4,562)	—

Increase (decrease) in net assets from contract transactions	70,208,222	—	58,386,938	—

Net increase (decrease) in net assets	69,787,408	—	57,833,977	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$69,787,408	$—	$57,833,977	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(112,338)	$(91,802)	$(92,254)	$(8,723)
Net realized capital gains (losses) on investments	(1,941,717)	(867,583)	(101,575)	(16,431)
Net change in unrealized appreciation/depreciation of investments	(774,850)	19,876	(1,057,791)	82,390

Increase (decrease) in net assets from operations	(2,828,905)	(939,509)	(1,251,620)	57,236
Contract transactions
Net contract purchase payments	3,272,776	2,927,701	7,308,204	1,938,214
Transfer payments from (to) other subaccounts or general account	514,665	(125,005)	1,287,737	319,326
Contract terminations, withdrawals, and other deductions	(322,160)	(161,640)	(141,631)	(5,772)
Contract maintenance charges	(21,150)	(11,722)	(9,270)	(40)

Increase (decrease) in net assets from contract transactions	3,444,131	2,629,334	8,445,040	2,251,728

Net increase (decrease) in net assets	615,226	1,689,825	7,193,420	2,308,964
Net assets:
Beginning of the period	6,517,587	4,827,762	2,308,964	—

End of the period	$7,132,813	$6,517,587	$9,502,384	$2,308,964

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(28,733)	$(1,889)	$(3,016)	$—
Net realized capital gains (losses) on investments	(91,720)	(177)	(9,517)	—
Net change in unrealized appreciation/depreciation of investments	(365,664)	(2,701)	(32,242)	—

Increase (decrease) in net assets from operations	(486,117)	(4,767)	(44,775)	—
Contract transactions
Net contract purchase payments	4,271,713	370,364	542,655	—
Transfer payments from (to) other subaccounts or general account	1,032,486	127,345	244,168	—
Contract terminations, withdrawals, and other deductions	(23,752)	(822)	(1,320)	—
Contract maintenance charges	(1,847)	(3)	(12)	—

Increase (decrease) in net assets from contract transactions	5,278,600	496,884	785,491	—

Net increase (decrease) in net assets	4,792,483	492,117	740,716	—
Net assets:
Beginning of the period	492,117	—	—	—

End of the period	$5,284,600	$492,117	$740,716	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(6,295)	$—	$(99,368)	$(51,942)
Net realized capital gains (losses) on investments	(15,232)	—	(413,054)	(120,974)
Net change in unrealized appreciation/depreciation of investments	(18,969)	—	(770,403)	(124,682)

Increase (decrease) in net assets from operations	(40,496)	—	(1,282,825)	(297,598)
Contract transactions
Net contract purchase payments	1,095,528	—	5,566,558	2,403,192
Transfer payments from (to) other subaccounts or general account	229,005	—	1,245,332	495,441
Contract terminations, withdrawals, and other deductions	(2,646)	—	(104,028)	(83,885)
Contract maintenance charges	(39)	—	(16,335)	(6,777)

Increase (decrease) in net assets from contract transactions	1,321,848	—	6,691,527	2,807,971

Net increase (decrease) in net assets	1,281,352	—	5,408,702	2,510,373
Net assets:
Beginning of the period	—	—	4,664,807	2,154,434

End of the period	$1,281,352	$—	$10,073,509	$4,664,807

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(166,168)	$(50,781)	$819,455	$(103,628)
Net realized capital gains (losses) on investments	(173,269)	(4,070)	(375,228)	436,047
Net change in unrealized appreciation/depreciation of investments	(2,834,233)	114,139	(7,448,763)	310,870

Increase (decrease) in net assets from operations	(3,173,670)	59,288	(7,004,536)	643,289
Contract transactions
Net contract purchase payments	10,693,944	6,115,746	24,434,044	14,169,142
Transfer payments from (to) other subaccounts or general account	3,571,975	1,515,062	4,934,586	4,321,858
Contract terminations, withdrawals, and other deductions	(342,871)	(143,475)	(724,456)	(251,961)
Contract maintenance charges	(24,542)	(1,326)	(72,534)	(5,700)

Increase (decrease) in net assets from contract transactions	13,898,506	7,486,007	28,571,640	18,233,339

Net increase (decrease) in net assets	10,724,836	7,545,295	21,567,104	18,876,628
Net assets:
Beginning of the period	7,938,261	392,966	20,015,497	1,138,869

End of the period	$18,663,097	$7,938,261	$41,582,601	$20,015,497

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$16,598	$—	$4,688,536	$(170,045)
Net realized capital gains (losses) on investments	(184,655)	—	(3,319,850)	1,611,677
Net change in unrealized appreciation/depreciation of investments	109,209	—	(18,221,573)	1,063,057

Increase (decrease) in net assets from operations	(58,848)	—	(16,852,887)	2,504,689
Contract transactions
Net contract purchase payments	6,211,460	—	17,358,407	13,860,506
Transfer payments from (to) other subaccounts or general account	2,980,627	—	3,903,939	5,078,591
Contract terminations, withdrawals, and other deductions	(144,651)	—	(906,425)	(409,021)
Contract maintenance charges	(3,601)	—	(65,273)	(9,150)

Increase (decrease) in net assets from contract transactions	9,043,835	—	20,290,648	18,520,926

Net increase (decrease) in net assets	8,984,987	—	3,437,761	21,025,615
Net assets:
Beginning of the period	—	—	23,542,275	2,516,660

End of the period	$8,984,987	$—	$26,980,036	$23,542,275

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies—AmericaSM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(94,864)	$(47,169)	$(47,466)	$(2,750)
Net realized capital gains (losses) on investments	(188,256)	(60,396)	(157,308)	(203)
Net change in unrealized appreciation/depreciation of investments	(1,036,487)	(134,792)	(474,418)	33,964

Increase (decrease) in net assets from operations	(1,319,607)	(242,357)	(679,192)	31,011
Contract transactions
Net contract purchase payments	3,989,123	4,515,707	3,707,505	1,001,532
Transfer payments from (to) other subaccounts or general account	678,554	1,397,472	1,420,377	277,155
Contract terminations, withdrawals, and other deductions	(241,499)	(112,763)	(67,516)	(1,657)
Contract maintenance charges	(19,177)	(981)	(5,376)	(3)

Increase (decrease) in net assets from contract transactions	4,407,001	5,799,435	5,054,990	1,277,027

Net increase (decrease) in net assets	3,087,394	5,557,078	4,375,798	1,308,038
Net assets:
Beginning of the period	5,869,621	312,543	1,308,038	—

End of the period	$8,957,015	$5,869,621	$5,683,836	$1,308,038

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—Global[2] Subaccount		Great Companies—TechnologySM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(24,604)	$(11,701)	$(159,544)	$(201,651)
Net realized capital gains (losses) on investments	(61,029)	(5,979)	(6,184,347)	(74,490)
Net change in unrealized appreciation/depreciation of investments	(293,598)	(18,516)	3,391,629	(3,702,951)

Increase (decrease) in net assets from operations	(379,231)	(36,196)	(2,952,262)	(3,979,092)
Contract transactions
Net contract purchase payments	961,853	926,750	2,282,300	505,262
Transfer payments from (to) other subaccounts or general account	138,970	230,079	(18,730,947)	25,474,460
Contract terminations, withdrawals, and other deductions	(14,488)	(4,983)	(32,422)	(3,132)
Contract maintenance charges	(1,862)	(150)	(71,235)	(2)

Increase (decrease) in net assets from contract transactions	1,084,473	1,151,696	(16,552,304)	25,976,588

Net increase (decrease) in net assets	705,242	1,115,500	(19,504,566)	21,997,496
Net assets:
Beginning of the period	1,164,948	49,448	21,997,496	—

End of the period	$1,870,190	$1,164,948	$2,492,930	$21,997,496

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global (A/T) Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(19,913)	$—	$18,241	$(32,573)
Net realized capital gains (losses) on investments	(6,012)	—	(1,258,844)	(893,593)
Net change in unrealized appreciation/depreciation of investments	6,831	—	492,820	(250,554)

Increase (decrease) in net assets from operations	(19,094)	—	(747,783)	(1,176,720)
Contract transactions
Net contract purchase payments	2,991,326	—	21,399	23,748
Transfer payments from (to) other subaccounts or general account	1,877,720	—	(698,962)	(517,270)
Contract terminations, withdrawals, and other deductions	(13,376)	—	(79,681)	(142,491)
Contract maintenance charges	(861)	—	(11,707)	(12,808)

Increase (decrease) in net assets from contract transactions	4,854,809	—	(768,951)	(648,821)

Net increase (decrease) in net assets	4,835,715	—	(1,516,734)	(1,825,541)
Net assets:
Beginning of the period	—	—	3,054,653	4,880,194

End of the period	$4,835,715	$—	$1,537,919	$3,054,653

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth II (A/T) Subaccount		Jennison Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(196,435)	$(200,758)	$(83,285)	$(3,461)
Net realized capital gains (losses) on investments	(3,547,244)	(1,510,182)	(266,312)	(44,902)
Net change in unrealized appreciation/depreciation of investments	(727,679)	(2,453,122)	(1,417,027)	(96,751)

Increase (decrease) in net assets from operations	(4,471,358)	(4,164,062)	(1,766,624)	(145,114)
Contract transactions
Net contract purchase payments	2,685,473	6,426,724	4,272,087	2,486,964
Transfer payments from (to) other subaccounts or general account	8,559	170,719	93,395	747,635
Contract terminations, withdrawals, and other deductions	(724,416)	(772,918)	(147,332)	(52,073)
Contract maintenance charges	(50,855)	(36,835)	(10,846)	(892)

Increase (decrease) in net assets from contract transactions	1,918,761	5,787,690	4,207,304	3,181,634

Net increase (decrease) in net assets	(2,552,597)	1,623,628	2,440,680	3,036,520
Net assets:
Beginning of the period	13,281,150	11,657,522	3,385,089	348,569

End of the period	$10,728,553	$13,281,150	$5,825,769	$3,385,089

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(159,291)	$(53,129)	$(92,387)	$(29,490)
Net realized capital gains (losses) on investments	(1,792,432)	(158,655)	(912,018)	(130,551)
Net change in unrealized appreciation/depreciation of investments	(1,658,888)	(237,661)	(985,893)	(284,818)

Increase (decrease) in net assets from operations	(3,610,611)	(449,445)	(1,990,298)	(444,859)
Contract transactions
Net contract purchase payments	12,645,319	4,358,591	2,353,519	4,215,392
Transfer payments from (to) other subaccounts or general account	2,948,307	1,417,214	(1,372,906)	941,735
Contract terminations, withdrawals, and other deductions	(495,596)	(113,131)	(249,038)	(200,453)
Contract maintenance charges	(29,466)	(7,536)	(17,479)	(2,640)

Increase (decrease) in net assets from contract transactions	15,068,564	5,655,138	714,096	4,954,034

Net increase (decrease) in net assets	11,457,953	5,205,693	(1,276,202)	4,509,175
Net assets:
Beginning of the period	7,846,463	2,640,770	5,378,114	868,939

End of the period	$19,304,416	$7,846,463	$4,101,912	$5,378,114

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS High Yield Subaccount		PBHG Mid Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$144,799	$99,169	$(127,907)	$(79,356)
Net realized capital gains (losses) on investments	(97,293)	(120,171)	(100,747)	(2,940,367)
Net change in unrealized appreciation/depreciation of investments	134,365	(13,041)	(2,366,704)	1,190,720

Increase (decrease) in net assets from operations	181,871	(34,043)	(2,595,358)	(1,829,003)
Contract transactions
Net contract purchase payments	9,913,609	4,133,503	4,134,804	4,379,585
Transfer payments from (to) other subaccounts or general account	4,235,330	2,905,416	877,801	619,585
Contract terminations, withdrawals, and other deductions	(475,147)	(272,158)	(314,494)	(138,530)
Contract maintenance charges	(26,729)	(1,502)	(20,287)	(6,423)

Increase (decrease) in net assets from contract transactions	13,647,063	6,765,259	4,677,824	4,854,217

Net increase (decrease) in net assets	13,828,934	6,731,216	2,082,466	3,025,214
Net assets:
Beginning of the period	7,067,324	336,108	6,506,135	3,480,921

End of the period	$20,896,258	$7,067,324	$8,588,601	$6,506,135

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PBHG/NWQ Value Select Subaccount		PIMCO Total Return Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$65,736	$(37,710)	$(239,545)	$—
Net realized capital gains (losses) on investments	88,913	3,342	1,202	—
Net change in unrealized appreciation/depreciation of investments	(1,937,141)	26,777	1,573,813	—

Increase (decrease) in net assets from operations	(1,782,492)	(7,591)	1,335,470	—
Contract transactions
Net contract purchase payments	6,088,083	4,251,576	32,548,011	—
Transfer payments from (to) other subaccounts or general account	3,158,386	1,249,585	19,351,820	—
Contract terminations, withdrawals, and other deductions	(375,006)	(87,246)	(321,799)	—
Contract maintenance charges	(27,925)	(2,329)	(7,517)	—

Increase (decrease) in net assets from contract transactions	8,843,538	5,411,586	51,570,515	—

Net increase (decrease) in net assets	7,061,046	5,403,995	52,905,985	—
Net assets:
Beginning of the period	6,006,847	602,852	—	—

End of the period	$13,067,893	$6,006,847	$52,905,985	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(198,526)	$17,716	$(9,716)	$—
Net realized capital gains (losses) on investments	(414,306)	9,257	(9,194)	—
Net change in unrealized appreciation/depreciation of investments	(9,420,950)	61,332	4,795	—

Increase (decrease) in net assets from operations	(10,033,782)	88,305	(14,115)	—
Contract transactions
Net contract purchase payments	19,753,538	16,845,463	1,917,554	—
Transfer payments from (to) other subaccounts or general account	5,227,028	5,910,916	460,273	—
Contract terminations, withdrawals, and other deductions	(987,643)	(273,388)	(6,310)	—
Contract maintenance charges	(79,463)	(7,658)	(55)	—

Increase (decrease) in net assets from contract transactions	23,913,460	22,475,333	2,371,462	—

Net increase (decrease) in net assets	13,879,678	22,563,638	2,357,347	—
Net assets:
Beginning of the period	24,514,508	1,950,870	—	—

End of the period	$38,394,186	$24,514,508	$2,357,347	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(406,040)	$(171,665)	$(77,459)	$(6,670)
Net realized capital gains (losses) on investments	(1,605,478)	69,376	61,654	(12,273)
Net change in unrealized appreciation/depreciation of investments	(3,957,666)	(1,214,731)	(867,444)	187,561

Increase (decrease) in net assets from operations	(5,969,184)	(1,317,020)	(883,249)	168,618
Contract transactions
Net contract purchase payments	15,330,825	10,961,150	5,720,862	927,084
Transfer payments from (to) other subaccounts or general account	2,974,230	4,549,212	1,422,166	487,965
Contract terminations, withdrawals, and other deductions	(604,365)	(377,156)	(107,645)	(12,062)
Contract maintenance charges	(65,258)	(9,761)	(6,324)	(3)

Increase (decrease) in net assets from contract transactions	17,635,432	15,123,445	7,029,059	1,402,984

Net increase (decrease) in net assets	11,666,248	13,806,425	6,145,810	1,571,602
Net assets:
Beginning of the period	17,894,220	4,087,795	1,571,602	—

End of the period	$29,560,468	$17,894,220	$7,717,412	$1,571,602

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica U.S. Government Securities Subaccount		T. Rowe Price Dividend Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$184,809	$64,219	$(49,151)	$(22,343)
Net realized capital gains (losses) on investments	93,016	(37,858)	(140,281)	7,253
Net change in unrealized appreciation/depreciation of investments	1,467,648	(17,672)	(831,695)	20,473

Increase (decrease) in net assets from operations	1,745,473	8,689	(1,021,127)	5,383
Contract transactions
Net contract purchase payments	31,488,445	15,538,324	1,622,547	2,004,068
Transfer payments from (to) other subaccounts or general account	5,202,686	3,960,948	135,355	1,064,617
Contract terminations, withdrawals, and other deductions	(2,347,384)	(623,116)	(140,042)	(131,046)
Contract maintenance charges	(67,593)	(1,834)	(11,209)	(1,385)

Increase (decrease) in net assets from contract transactions	34,276,154	18,874,322	1,606,651	2,936,254

Net increase (decrease) in net assets	36,021,627	18,883,011	585,524	2,941,637
Net assets:
Beginning of the period	19,188,387	305,376	3,365,025	423,388

End of the period	$55,210,014	$19,188,387	$3,950,549	$3,365,025

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(137,610)	$(31,252)	$(207,053)	$(62,607)
Net realized capital gains (losses) on investments	286,183	419,481	(1,060,509)	268,618
Net change in unrealized appreciation/depreciation of investments	(4,658,389)	(212,628)	(1,838,548)	(319,896)

Increase (decrease) in net assets from operations	(4,509,816)	175,601	(3,106,110)	(113,885)
Contract transactions
Net contract purchase payments	22,641,282	11,594,308	11,870,270	4,892,966
Transfer payments from (to) other subaccounts or general account	7,328,630	3,719,627	2,792,084	1,206,287
Contract terminations, withdrawals, and other deductions	(1,297,115)	(346,407)	(435,945)	(87,169)
Contract maintenance charges	(62,518)	(5,141)	(25,477)	(4,047)

Increase (decrease) in net assets from contract transactions	28,610,279	14,962,387	14,200,932	6,008,037

Net increase (decrease) in net assets	24,100,463	15,137,988	11,094,822	5,894,152
Net assets:
Beginning of the period	16,650,874	1,512,886	7,667,315	1,773,163

End of the period	$40,751,337	$16,650,874	$18,762,137	$7,667,315

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(162,314)	$(40,865)	$(57,777)	$(35,788)
Net realized capital gains (losses) on investments	(89,480)	(198,842)	(733,204)	(111,894)
Net change in unrealized appreciation/depreciation of investments	(2,305,625)	269,535	(31,420)	(377,823)

Increase (decrease) in net assets from operations	(2,557,419)	29,828	(822,401)	(525,505)
Contract transactions
Net contract purchase payments	11,283,180	2,892,698	2,144,318	1,264,206
Transfer payments from (to) other subaccounts or general account	3,678,351	1,351,201	930,166	442,880
Contract terminations, withdrawals, and other deductions	(227,580)	(69,861)	(152,943)	(109,839)
Contract maintenance charges	(15,074)	(1,492)	(11,107)	(3,343)

Increase (decrease) in net assets from contract transactions	14,718,877	4,172,546	2,910,434	1,593,904

Net increase (decrease) in net assets	12,161,458	4,202,374	2,088,033	1,068,399
Net assets:
Beginning of the period	5,049,976	847,602	2,675,013	1,606,614

End of the period	$17,211,434	$5,049,976	$4,763,046	$2,675,013

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$115,290	$(7,590)	$(396,726)	$871,701
Net realized capital gains (losses) on investments	(1,370,126)	506,528	1,959	—
Net change in unrealized appreciation/depreciation of investments	(2,200,792)	(880,360)	—	—

Increase (decrease) in net assets from operations	(3,455,628)	(381,422)	(394,767)	871,701
Contract transactions
Net contract purchase payments	7,092,416	8,870,477	83,318,000	161,384,991
Transfer payments from (to) other subaccounts or general account	1,274,442	2,083,031	(133,792,174)	(30,587,565)
Contract terminations, withdrawals, and other deductions	(753,512)	(161,606)	(4,092,190)	(3,553,217)
Contract maintenance charges	(43,421)	(7,323)	(403,951)	(10,427)

Increase (decrease) in net assets from contract transactions	7,569,925	10,784,579	(54,970,315)	127,233,782

Net increase (decrease) in net assets	4,114,297	10,403,157	(55,365,082)	128,105,483
Net assets:
Beginning of the period	14,885,231	4,482,074	132,493,360	4,387,877

End of the period	$18,999,528	$14,885,231	$77,128,278	$132,493,360

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(101,202)	$(12,528)	$(53,605)	$—
Net realized capital gains (losses) on investments	(268,472)	11,590	(66,027)	—
Net change in unrealized appreciation/depreciation of investments	(2,136,580)	(74,998)	(260,398)	—

Increase (decrease) in net assets from operations	(2,506,254)	(75,936)	(380,030)	—
Contract transactions
Net contract purchase payments	7,793,135	2,537,483	8,206,711	—
Transfer payments from (to) other subaccounts or general account	1,223,598	628,577	2,603,041	—
Contract terminations, withdrawals, and other deductions	(200,200)	(21,427)	(65,968)	—
Contract maintenance charges	(10,052)	(108)	(1,321)	—

Increase (decrease) in net assets from contract transactions	8,806,481	3,144,525	10,742,463	—

Net increase (decrease) in net assets	6,300,227	3,068,589	10,362,433	—
Net assets:
Beginning of the period	3,068,589	—	—	—

End of the period	$9,368,816	$3,068,589	$10,362,433	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		Alliance Growth & Income Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(6,653)	$—	$(199,250)	$(29,224)
Net realized capital gains (losses) on investments	(10,953)	—	16,347	(61,714)
Net change in unrealized appreciation/depreciation of investments	(59,894)	—	(4,326,961)	161,679

Increase (decrease) in net assets from operations	(77,500)	—	(4,509,864)	70,741
Contract transactions
Net contract purchase payments	1,192,478	—	15,525,108	7,252,488
Transfer payments from (to) other subaccounts or general account	482,707	—	2,917,371	1,556,749
Contract terminations, withdrawals, and other deductions	(3,775)	—	(506,110)	(30,377)
Contract maintenance charges	—	—	(31,441)	(124)

Increase (decrease) in net assets from contract transactions	1,671,410	—	17,904,928	8,778,736

Net increase (decrease) in net assets	1,593,910	—	13,395,064	8,849,477
Net assets:
Beginning of the period	—	—	8,849,477	—

End of the period	$1,593,910	$—	$22,244,541	$8,849,477

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Premier Growth Subaccount		Janus Aspen—Aggressive Growth Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(103,277)	$(15,299)	$(63,243)	$(26,446)
Net realized capital gains (losses) on investments	(222,586)	(29,463)	(392,544)	(223,375)
Net change in unrealized appreciation/depreciation of investments	(1,924,696)	141,938	(746,349)	(266,806)

Increase (decrease) in net assets from operations	(2,250,559)	97,176	(1,202,136)	(516,627)
Contract transactions
Net contract purchase payments	4,521,547	3,383,625	2,339,337	2,468,854
Transfer payments from (to) other subaccounts or general account	1,136,732	754,914	713,811	740,693
Contract terminations, withdrawals, and other deductions	(210,494)	(6,069)	(159,030)	(32,260)
Contract maintenance charges	(13,818)	(3)	(9,138)	(312)

Increase (decrease) in net assets from contract transactions	5,433,967	4,132,467	2,884,980	3,176,975

Net increase (decrease) in net assets	3,183,408	4,229,643	1,682,844	2,660,348
Net assets:
Beginning of the period	4,229,643	—	2,837,783	177,435

End of the period	$7,413,051	$4,229,643	$4,520,627	$2,837,783

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Aspen—Strategic Value Subaccount		Janus Aspen—Worldwide Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(54,061)	$(18,405)	$(92,033)	$(38,339)
Net realized capital gains (losses) on investments	(170,965)	(8,318)	(501,276)	(182,255)
Net change in unrealized appreciation/depreciation of investments	(700,338)	(66,485)	(2,254,828)	(307,343)

Increase (decrease) in net assets from operations	(925,364)	(93,208)	(2,848,137)	(527,937)
Contract transactions
Net contract purchase payments	1,081,404	1,785,201	7,493,811	5,187,423
Transfer payments from (to) other subaccounts or general account	212,358	617,931	1,180,021	871,512
Contract terminations, withdrawals, and other deductions	(167,158)	(40,018)	(308,140)	(52,651)
Contract maintenance charges	(9,937)	(1,222)	(19,677)	(1,123)

Increase (decrease) in net assets from contract transactions	1,116,667	2,361,892	8,346,015	6,005,161

Net increase (decrease) in net assets	191,303	2,268,684	5,497,878	5,477,224
Net assets:
Beginning of the period	2,510,222	241,538	6,015,769	538,545

End of the period	$2,701,525	$2,510,222	$11,513,647	$6,015,769

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(21,456)	$—	$(37,653)	$—
Net realized capital gains (losses) on investments	(76,960)	—	(13,650)	—
Net change in unrealized appreciation/depreciation of investments	(62,125)	—	59,089	—

Increase (decrease) in net assets from operations	(160,541)	—	7,786	—
Contract transactions
Net contract purchase payments	2,922,734	—	7,317,677	—
Transfer payments from (to) other subaccounts or general account	1,345,773	—	1,939,527	—
Contract terminations, withdrawals, and other deductions	(28,545)	—	(22,181)	—
Contract maintenance charges	(29)	—	(137)	—

Increase (decrease) in net assets from contract transactions	4,239,933	—	9,234,886	—

Net increase (decrease) in net assets	4,079,392	—	9,242,672	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$4,079,392	$—	$9,242,672	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity—VIP Equity-Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(162,216)	$(47,606)	$(89,688)	$(44,384)
Net realized capital gains (losses) on investments	(269,727)	(81,911)	(135,147)	(3,773)
Net change in unrealized appreciation/depreciation of investments	(1,112,059)	41,917	(2,348,016)	(58,338)

Increase (decrease) in net assets from operations	(1,544,002)	(87,600)	(2,572,851)	(106,495)
Contract transactions
Net contract purchase payments	12,917,235	5,665,137	9,694,626	6,570,515
Transfer payments from (to) other subaccounts or general account	3,216,489	1,156,699	4,080,360	701,123
Contract terminations, withdrawals, and other deductions	(378,642)	(118,854)	(479,199)	(148,713)
Contract maintenance charges	(26,622)	(1,415)	(26,644)	(394)

Increase (decrease) in net assets from contract transactions	15,728,460	6,701,567	13,269,143	7,122,531

Net increase (decrease) in net assets	14,184,458	6,613,967	10,696,292	7,016,036
Net assets:
Beginning of the period	6,939,156	325,189	7,201,939	185,903

End of the period	$21,123,614	$6,939,156	$17,898,231	$7,201,939

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Subaccount		Fidelity—VIP Growth Opportunities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(77,516)	$(6,755)	$(14,162)	$(7,715)
Net realized capital gains (losses) on investments	(95,473)	(4,327)	(118,391)	(54,827)
Net change in unrealized appreciation/depreciation of investments	(1,583,334)	100,982	(231,335)	(3,310)

Increase (decrease) in net assets from operations	(1,756,323)	89,900	(363,888)	(65,852)
Contract transactions
Net contract purchase payments	5,845,404	1,684,221	492,483	820,771
Transfer payments from (to) other subaccounts or general account	1,404,100	572,692	254,148	6,817
Contract terminations, withdrawals, and other deductions	(58,871)	(8,546)	(59,489)	(4,564)
Contract maintenance charges	(7,158)	(3)	(2,999)	(607)

Increase (decrease) in net assets from contract transactions	7,183,475	2,248,364	684,143	822,417

Net increase (decrease) in net assets	5,427,152	2,338,264	320,255	756,565
Net assets:
Beginning of the period	2,338,264	—	901,853	145,288

End of the period	$7,765,416	$2,338,264	$1,222,108	$901,853

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Mid Cap Subaccount		Fidelity—VIP Value Strategies Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(301,326)	$(88,130)	$(41,059)	$—
Net realized capital gains (losses) on investments	(46,892)	(38,711)	(67,672)	—
Net change in unrealized appreciation/depreciation of investments	(2,448,745)	459,263	(46,516)	—

Increase (decrease) in net assets from operations	(2,796,963)	332,422	(155,247)	—
Contract transactions
Net contract purchase payments	21,478,426	9,047,850	5,854,630	—
Transfer payments from (to) other subaccounts or general account	8,323,775	2,243,538	3,155,242	—
Contract terminations, withdrawals, and other deductions	(793,786)	(174,178)	(44,360)	—
Contract maintenance charges	(45,302)	(3,127)	(2,140)	—

Increase (decrease) in net assets from contract transactions	28,963,113	11,114,083	8,963,372	—

Net increase (decrease) in net assets	26,166,150	11,446,505	8,808,125	—
Net assets:
Beginning of the period	12,032,076	585,571	—	—

End of the period	$38,198,226	$12,032,076	$8,808,125	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account VA C (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Transamerica Extra Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	PIMCO Total Return
Conservative Asset Allocation	Salomon All Cap
Moderate Asset Allocation	Transamerica Convertible Securities
Moderately Aggressive Asset Allocation	Transamerica Equity
Alger Aggressive Growth	Transamerica Growth Opportunities
American Century Income & Growth	Transamerica U.S. Government Securities
American Century International	T. Rowe Price Dividend Growth
BlackRock Global Science & Technology	T. Rowe Price Equity Income
BlackRock Mid Cap Growth	T. Rowe Price Growth Stock
Capital Guardian Global	T. Rowe Price Small Cap
Capital Guardian U.S. Equity	Van Kampen Active International Allocation
Capital Guardian Value	Van Kampen Asset Allocation
Clarion Real Estate Securities	Van Kampen Money Market
Dreyfus Small Cap Value	Van Kampen Emerging Growth
Gabelli Global Growth	AIM Variable Insurance Funds—Series II Shares:
Great Companies—AmericaSM	AIM V.I. Basic Value Fund
Great Companies—Global[2]	AIM V.I. Capital Appreciation Fund
Great Companies—TechnologySM	Alliance Variable Products Series Fund, Inc.—Class B:
Janus Balanced (A/T)	Alliance Growth & Income Portfolio
Janus Global (A/T)	Alliance Premier Growth Portfolio
Janus Growth II (A/T)	Janus Aspen Series—Service Shares:
Jennison Growth	Janus Aspen—Aggressive Growth Portfolio
J.P. Morgan Enhanced Index	Janus Aspen—Strategic Value Portfolio
Marsico Growth	Janus Aspen—Worldwide Growth Portfolio
MFS High Yield	MFS® Variable Insurance TrustSM:
PBHG Mid Cap Growth	MFS New Discovery Series
PBHG/NWQ Value Select	MFS Total Return Series

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio
Fidelity—VIP Equity-Income Portfolio
Fidelity—VIP Growth Portfolio
Fidelity—VIP Growth Opportunities Portfolio
Fidelity—VIP Mid Cap Portfolio
Fidelity—VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
BlackRock Global Science & Technology	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Great Companies—AmericaSM	May 1, 2001
Great Companies—TechnologySM	May 1, 2001
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity—VIP Growth	May 1, 2001
Fidelity—VIP Value Strategies	May 1, 2002

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Capital Guardian Global	Capital Guardian Global Portfolio
Capital Guardian U.S. Equity	Capital Guardian U.S. Equity Portfolio
Capital Guardian Value	Capital Guardian Value Portfolio
Dreyfus Small Cap Value	Dreyfus Small Cap Value Portfolio
Janus Growth II (A/T)	Endeavor Janus Growth Portfolio
Jennison Growth	Jennison Growth Portfolio
J.P. Morgan Enhanced Index	Endeavor Enhanced Index Portfolio
Marsico Growth	Goldman Sachs Growth
MFS High Yield	Endeavor High Yield Portfolio
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
PBHG/NWQ Value Select	NWQ Value Equity
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Transamerica U.S. Government Securities	Dreyfus U.S. Government Securities Portfolio
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock	T. Rowe Price Growth Stock Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Van Kampen Asset Allocation	Endeavor Asset Allocation Portfolio
Van Kampen Money Market	Endeavor Money Market Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global (A/T)	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen—Strategic Value	May 1, 2002
Fidelity—VIP Growth Opportunities	May 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002, Endeavor Series Trust and Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Extra Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$28,573,082	$634,980
Conservative Asset Allocation	27,261,295	464,075
Moderate Asset Allocation	69,984,028	17,853
Moderately Aggressive Asset Allocation	58,793,385	617,113
Alger Aggressive Growth	4,887,588	1,554,864
American Century Income & Growth	8,863,014	510,242
American Century International	6,109,261	859,402
BlackRock Global Science & Technology	843,695	61,220
BlackRock Mid Cap Growth	1,404,841	89,286
Capital Guardian Global	7,342,140	750,086
Capital Guardian U.S. Equity	14,328,700	596,541
Capital Guardian Value	30,716,565	1,325,868
Clarion Real Estate Securities	10,672,546	1,607,563
Dreyfus Small Cap Value	28,336,263	3,358,397
Gabelli Global Growth	5,145,691	833,678
Great Companies—AmericaSM	5,853,969	846,435
Great Companies—Global[2]	1,294,931	235,074
Great Companies—TechnologySM	3,226,557	19,938,540
Janus Balanced (A/T)	5,155,217	320,327
Janus Global (A/T)	75,826	826,599
Janus Growth II (A/T)	4,032,660	2,318,395
Jennison Growth	4,690,663	566,670
J.P. Morgan Enhanced Index	18,640,972	3,731,721
Marsico Growth	2,736,051	2,114,374
MFS High Yield	18,152,172	4,364,349
PBHG Mid Cap Growth	7,349,033	2,799,287
PBHG/NWQ Value Select	9,764,541	697,601
PIMCO Total Return	51,458,107	127,166
Salomon All Cap	25,151,264	1,372,849
Transamerica Convertible Securities	2,467,113	105,368
Transamerica Equity	18,939,352	1,710,275

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities	$7,957,142	$1,005,530
Transamerica U.S. Government Securities	45,692,457	11,231,548
T. Rowe Price Dividend Growth	2,453,523	896,062
T. Rowe Price Equity Income	30,528,594	1,526,655
T. Rowe Price Growth Stock	15,827,355	1,833,568
T. Rowe Price Small Cap	15,365,581	809,220
Van Kampen Active International Allocation	4,157,713	1,305,134
Van Kampen Asset Allocation	9,916,356	2,231,193
Van Kampen Money Market	85,498,778	140,860,949
Van Kampen Emerging Growth	9,358,154	652,923
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Basic Value Fund	10,970,433	281,577
AIM V.I. Capital Appreciation Fund	1,830,051	165,290
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Growth & Income Portfolio	19,890,926	1,638,770
Alliance Premier Growth Portfolio	5,921,272	590,632
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio	3,506,103	684,427
Janus Aspen—Strategic Value Portfolio	1,655,398	592,833
Janus Aspen—Worldwide Growth Portfolio	9,210,184	956,332
MFS® Variable Insurance TrustSM:
MFS New Discovery Series	4,607,925	389,452
MFS Total Return Series	9,382,077	184,839
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	18,453,883	2,887,765
Fidelity—VIP Equity-Income Portfolio	14,383,391	1,022,754
Fidelity—VIP Growth Portfolio	8,175,028	1,069,086
Fidelity—VIP Growth Opportunities Portfolio	1,120,777	450,803
Fidelity—VIP Mid Cap Portfolio	29,903,525	1,241,968
Fidelity—VIP Value Strategies Portfolio	9,372,226	453,094

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2001	—	—	—	—	6,641,330
Units purchased	—	—	—	—	5,033,058
Units redeemed and transferred	—	—	—	—	(760,056)

Units outstanding at December 31, 2001	—	—	—	—	10,914,332
Units purchased	21,489,885	19,151,184	65,025,760	57,899,249	6,167,873
Units redeemed and transferred	13,165,883	10,823,364	15,604,430	11,195,848	(71,021)

Units outstanding at December 31, 2002	34,655,768	29,974,548	80,630,190	69,095,097	17,011,184

	American Century Income & Growth Subaccount(1)	American Century International Subaccount(1)	BlackRock Global Science & Technology Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2001	—	—	—	—	2,388,057
Units purchased	2,219,513	476,671	—	—	3,367,381
Units redeemed and transferred	244,555	115,294	—	—	106,819

Units outstanding at December 31, 2001	2,464,068	591,965	—	—	5,862,257
Units purchased	9,083,345	5,858,924	759,304	1,475,197	8,022,275
Units redeemed and transferred	908,147	1,027,783	278,555	220,900	1,026,861

Units outstanding at December 31, 2002	12,455,560	7,478,672	1,037,859	1,696,097	14,911,393

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount
Units outstanding at January 1, 2001	390,574	1,089,161	—	2,134,960	333,403
Units purchased	7,064,207	15,406,990	—	12,103,175	6,882,846
Units redeemed and transferred	855,249	1,772,266	—	1,611,514	(131,017)

Units outstanding at December 31, 2001	8,310,030	18,268,417	—	15,849,649	7,085,232
Units purchased	13,863,274	29,167,478	7,096,167	15,144,625	5,492,308
Units redeemed and transferred	3,216,463	2,679,883	2,593,066	362,923	160,239

Units outstanding at December 31, 2002	25,389,767	50,115,778	9,689,233	31,357,197	12,737,779

	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount(1)	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Units outstanding at January 1, 2001	—	52,080	—	—	5,511,858
Units purchased	1,098,479	1,211,778	776,988	—	30,732
Units redeemed and transferred	235,141	237,323	27,709,539	—	(992,229)

Units outstanding at December 31, 2001	1,333,620	1,501,181	28,486,527	—	4,550,361
Units purchased	4,662,093	1,339,615	3,522,400	3,332,683	53,027
Units redeemed and transferred	1,179,013	63,546	(27,564,168)	1,826,658	(1,452,180)

Units outstanding at December 31, 2002	7,174,726	2,904,342	4,444,759	5,159,341	3,151,208

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2001	16,335,229	399,842	2,922,528	919,452	362,386
Units purchased	11,779,413	3,981,745	5,706,666	5,176,643	5,282,410
Units redeemed and transferred	(1,567,040)	457,749	1,401,894	644,988	1,823,961

Units outstanding at December 31, 2001	26,547,602	4,839,336	10,031,088	6,741,083	7,468,757
Units purchased	6,197,858	7,119,746	17,839,383	3,264,960	11,015,442
Units redeemed and transferred	(3,511,124)	(566,304)	2,082,546	(2,943,197)	3,327,752

Units outstanding at December 31, 2002	29,234,336	11,392,778	29,953,017	7,062,846	21,811,951

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount (1)
Units outstanding at January 1, 2001	3,777,955	509,957	—	1,614,374	—
Units purchased	7,258,477	3,943,114	—	16,200,306	—
Units redeemed and transferred	153,906	831,674	—	2,423,098	—

Units outstanding at December 31, 2001	11,190,338	5,284,745	—	20,237,778	—
Units purchased	7,759,638	6,553,577	33,444,762	21,135,361	2,170,869
Units redeemed and transferred	34,560	2,280,673	16,999,089	2,764,939	390,978

Units outstanding at December 31, 2002	18,984,536	14,118,995	50,443,851	44,138,078	2,561,847

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2001	4,023,805	—	286,206	386,487	1,356,224
Units purchased	16,679,343	1,316,804	16,630,781	2,142,243	11,694,664
Units redeemed and transferred	1,050,037	105,284	521,686	733,474	1,832,174

Units outstanding at December 31, 2001	21,753,185	1,422,088	17,438,673	3,262,204	14,883,062
Units purchased	22,079,304	6,501,065	31,508,802	1,696,568	24,366,619
Units redeemed and transferred	1,048,690	868,920	710,482	(157,175)	4,780,362

Units outstanding at December 31, 2002	44,881,179	8,792,073	49,657,957	4,801,597	44,030,043

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Units outstanding at January 1, 2001	1,715,076	870,778	1,851,974	4,665,391	4,205,444
Units purchased	5,775,193	4,138,657	2,046,904	10,611,284	160,584,106
Units redeemed and transferred	896,448	838,000	152,527	1,684,028	(40,177,380)

Units outstanding at December 31, 2001	8,386,717	5,847,435	4,051,405	16,960,703	124,612,170
Units purchased	15,448,703	16,412,472	3,345,987	9,102,872	86,470,584
Units redeemed and transferred	2,024,177	3,882,954	829,402	(16,699)	(136,299,668)

Units outstanding at December 31, 2002	25,859,597	26,142,861	8,226,794	26,046,876	74,783,086

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount(1)	Alliance Premier Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	3,493,976	—	—	8,510,508	4,254,739
Units redeemed and transferred	321,499	—	—	1,068,211	701,720

Units outstanding at December 31, 2001	3,815,475	—	—	9,578,719	4,956,459
Units purchased	11,399,418	11,000,483	1,544,892	19,712,403	6,395,262
Units redeemed and transferred	818,447	2,709,385	470,632	1,585,438	832,567

Units outstanding at December 31, 2002	16,033,340	13,709,868	2,015,524	30,876,560	12,184,288

	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)
Units outstanding at January 1, 2001	240,470	241,986	607,066	—	—
Units purchased	5,282,174	2,191,815	7,997,568	—	—
Units redeemed and transferred	955,409	359,406	312,702	—	—

Units outstanding at December 31, 2001	6,478,053	2,793,207	8,917,336	—	—
Units purchased	6,014,905	1,281,717	12,414,799	3,921,329	8,436,049
Units redeemed and transferred	1,081,056	(81,078)	279,155	1,555,269	1,665,852

Units outstanding at December 31, 2002	13,574,014	3,993,846	21,611,290	5,476,598	10,101,901

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	353,301	171,844	—	171,659	526,555
Units purchased	7,713,832	6,900,974	2,140,421	1,168,130	9,592,708
Units redeemed and transferred	695,353	79,410	560,072	(71,907)	1,293,468

Units outstanding at December 31, 2001	8,762,486	7,152,228	2,700,493	1,267,882	11,412,731
Units purchased	16,875,059	11,344,498	8,259,214	771,670	23,858,598
Units redeemed and transferred	2,699,302	3,366,187	1,329,086	205,965	6,798,566

Units outstanding at December 31, 2002	28,336,847	21,862,913	12,288,793	2,245,517	42,069,895

Fidelity—VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2001	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2001	—
Units purchased	8,098,354
Units redeemed and transferred	3,705,319

Units outstanding at December 31, 2002	11,803,673

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation	12/31/2002	(1)	34,655,768	$0.80 to $0.80	$27,813,340	0.00%	1.55% to 2.00%	(19.78)% to (19.54)%
Conservative Asset Allocation	12/31/2002	(1)	29,974,548	0.89 to 0.90	26,803,257	0.00	1.55 to 2.00	(10.65) to (10.39)
Moderate Asset Allocation	12/31/2002	(1)	80,630,190	0.87 to 0.87	69,787,408	0.00	1.55 to 2.00	(13.49) to (13.24)
Moderately Aggressive Asset Allocation	12/31/2002	(1)	69,095,097	0.84 to 0.84	57,833,977	0.00	1.55 to 2.00	(16.34) to (16.09)
Alger Aggressive Growth	12/31/2002 12/31/2001		17,011,184 10,914,332	0.38 to 0.72 0.60 to 0.90	7,132,813 6,517,587	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(35.53) to (28.43) (17.90) to (10.09)
American Century Income & Growth	12/31/2002 12/31/2001	(1)	12,455,560 2,464,068	0.74 to 0.82 0.94 to 0.94	9,502,384 2,308,964	0.04 0.00	1.55 to 2.00 1.55 to 1.75	(20.77) to (18.02) (6.30) to (6.17)
American Century International	12/31/2002 12/31/2001	(1)	7,478,672 591,965	0.64 to 0.79 0.83 to 0.83	5,284,600 492,117	0.33 0.00	1.55 to 2.00 1.55 to 1.75	(23.36) to (21.19) (16.87) to (16.76)
BlackRock Global Science & Technology	12/31/2002	(1)	1,037,859	0.71 to 0.72	740,716	0.00	1.55 to 2.00	(28.67) to (28.46)
BlackRock Mid Cap Growth	12/31/2002	(1)	1,696,097	0.76 to 0.76	1,281,352	0.00	1.55 to 2.00	(24.49) to (24.27)
Capital Guardian Global	12/31/2002 12/31/2001		14,911,393 5,862,257	0.63 to 0.80 0.79 to 0.87	10,073,509 4,664,807	0.19 0.00	1.55 to 2.00 1.55 to 1.75	(20.90) to (19.51) (12.66) to (11.91)
Capital Guardian U.S. Equity	12/31/2002 12/31/2001		25,389,767 8,310,030	0.71 to 0.79 0.94 to 0.96	18,663,097 7,938,261	0.42 0.05	1.55 to 2.00 1.55 to 1.75	(25.11) to (21.16) (5.68) to (5.06)
Capital Guardian Value	12/31/2002 12/31/2001		50,115,778 18,268,417	0.78 to 0.85 1.02 to 1.10	41,582,601 20,015,497	4.47 0.55	1.55 to 2.00 1.55 to 1.75	(22.37) to (21.91) 2.12 to 4.79

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Clarion Real Estate Securities	12/31/2002	(1)	9,689,233	$0.93 to $0.93	$8,984,987	1.59%	1.55% to 2.00%	(7.35)% to (7.08)%
Dreyfus Small Cap Value	12/31/2002 12/31/2001		31,357,197 15,849,649	0.58 to 0.89 0.98 to 1.49	26,980,036 23,542,275	18.05 0.00	1.55 to 2.00 1.55 to 1.75	(40.51) to (37.81) (2.30) to 26.56
Gabelli Global Growth	12/31/2002 12/31/2001		12,737,779 7,085,232	0.68 to 0.85 0.83 to 0.89	8,957,015 5,869,621	0.40 0.16	1.55 to 2.00 1.55 to 1.75	(17.74) to (15.01) (11.67) to (10.94)
Great Companies—AmericaSM	12/31/2002 12/31/2001	(1)	7,174,726 1,333,620	0.76 to 0.84 0.98 to 0.98	5,683,836 1,308,038	0.26 0.08	1.55 to 2.00 1.55 to 1.75	(22.05) to (15.91) (1.92) to (1.79)
Great Companies—Global[2]	12/31/2002 12/31/2001		2,904,342 1,501,181	0.60 to 0.82 0.78 to 0.92	1,870,190 1,164,948	0.06 0.04	1.55 to 2.00 1.55 to 1.75	(22.86) to (17.80) (18.28) to (7.99)
Great Companies—TechnologySM	12/31/2002 12/31/2001	(1)	4,444,759 28,486,527	0.47 to 0.71 0.77 to 0.77	2,492,930 21,997,496	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(39.18) to (28.90) (22.78) to (22.68)
Janus Balanced (A/T)	12/31/2002	(1)	5,159,341	0.94 to 0.94	4,835,715	0.00	1.55 to 2.00	(6.35) to (6.07)
Janus Global (A/T)	12/31/2002 12/31/2001		3,151,208 4,550,361	0.49 0.67	1,537,919 3,054,653	2.52 0.89	1.75 1.75	(27.30) (24.18)
Janus Growth II (A/T)	12/31/2002 12/31/2001		29,234,336 26,547,602	0.34 to 0.79 0.50 to 0.78	10,728,553 13,281,150	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(31.84) to (20.78) (29.95) to (21.70)
Jennison Growth	12/31/2002 12/31/2001		11,392,778 4,839,336	0.47 to 0.75 0.70 to 0.87	5,825,769 3,385,089	0.00 1.45	1.55 to 2.00 1.55 to 1.75	(31.94) to (25.00) (19.96) to (12.87)
J.P. Morgan Enhanced Index	12/31/2002 12/31/2001		29,953,017 10,031,088	0.58 to 0.80 0.78 to 0.90	19,304,416 7,846,463	0.42 0.53	1.55 to 2.00 1.55 to 1.75	(25.89) to (20.09) (13.50) to (10.27)
Marsico Growth	12/31/2002 12/31/2001		7,062,846 6,741,083	0.58 to 0.64 0.80 to 0.88	4,101,912 5,378,114	0.13 0.87	1.55 to 1.75 1.55 to 1.75	(27.26) to (27.11) (15.58) to (11.75)
MFS High Yield	12/31/2002 12/31/2001		21,811,951 7,468,757	0.95 to 0.99 0.95 to 0.98	20,896,258 7,067,324	2.86 4.70	1.55 to 2.00 1.55 to 1.75	(1.48) to 0.51 (2.14) to 1.99

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
PBHG Mid Cap Growth	12/31/2002 12/31/2001		18,984,536 11,190,338	$0.41 to $0.74 0.58 to 0.82	$8,588,601 6,506,135	0.00 0.00%	1.55% to 2.00% 1.55 to 1.75	(29.63)% to (25.72)% (37.04) to (17.73)
PBHG/NWQ Value Select	12/31/2002 12/31/2001		14,118,995 5,284,745	0.80 to 0.96 0.94 to 1.14	13,067,893 6,006,847	2.40 0.14	1.55 to 2.00 1.55 to 1.75	(19.40) to (15.52) (5.70) to (3.51)
PIMCO Total Return	12/31/2002	(1)	50,443,851	1.05 to 1.05	52,905,985	0.00	1.55 to 2.00	4.80 to 5.11
Salomon All Cap	12/31/2002 12/31/2001		44,138,078 20,237,778	0.70 to 0.90 0.94 to 1.21	38,394,186 24,514,508	1.13 1.86	1.55 to 2.00 1.55 to 1.75	(26.01) to (23.48) (5.57) to 0.32
Transamerica Convertible Securities	12/31/2002	(1)	2,561,847	0.92 to 0.92	2,357,347	0.00	1.55 to 2.00	(8.03) to (7.75)
Transamerica Equity	12/31/2002 12/31/2001		44,881,179 21,753,185	0.63 to 0.84 0.82 to 0.87	29,560,468 17,894,220	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(23.58) to (16.10) (19.05) to (12.91)
Transamerica Growth Opportunities	12/31/2002 12/31/2001	(1)	8,792,073 1,422,088	0.79 to 0.93 1.11 to 1.11	7,717,412 1,571,602	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(21.09) to (15.62) 10.51 to 10.65
Transamerica U.S. Government Securities	12/31/2002 12/31/2001		49,657,957 17,438,673	1.04 to 1.15 1.01 to 1.10	55,210,014 19,188,387	2.29 2.61	1.55 to 2.00 1.55 to 1.75	3.81 to 4.20 1.46 to 3.28
T. Rowe Price Dividend Growth	12/31/2002 12/31/2001		4,801,597 3,262,204	0.77 to 0.82 0.96 to 1.03	3,950,549 3,365,025	0.52 0.39	1.55 to 1.75 1.55 to 1.75	(20.22) to (20.06) (5.83) to (3.82)
T. Rowe Price Equity Income	12/31/2002 12/31/2001		44,030,043 14,883,062	0.84 to 0.96 0.99 to 1.12	40,751,337 16,650,874	1.25 1.29	1.55 to 2.00 1.55 to 1.75	(16.28) to (14.15) (1.30) to 0.40
T. Rowe Price Growth Stock	12/31/2002 12/31/2001		25,859,597 8,386,717	0.69 to 0.81 0.91 to 0.93	18,762,137 7,667,315	0.05 0.00	1.55 to 2.00 1.55 to 1.75	(24.14) to (18.63) (11.60) to (6.67)
T. Rowe Price Small Cap	12/31/2002 12/31/2001		26,142,861 5,847,435	0.62 to 0.74 0.86 to 0.95	17,211,434 5,049,976	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(28.60) to (25.94) (11.28) to (4.59)
Van Kampen Active International Allocation	12/31/2002 12/31/2001		8,226,794 4,051,405	0.54 to 0.82 0.66 to 0.83	4,763,046 2,675,013	0.22 0.00	1.55 to 2.00 1.55 to 1.75	(18.40) to (17.98) (24.29) to (17.14)

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Van Kampen Asset Allocation	12/31/2002 12/31/2001		26,046,876 16,960,703	$0.72 to $0.87 0.88 to 0.96	$18,999,528 14,885,231	2.39 1.64%	1.55% to 2.00% 1.55 to 1.75	(17.82)% to (13.00)% (8.67) to (3.71)
Van Kampen Money Market	12/31/2002 12/31/2001		74,783,086 124,612,170	0.99 to 1.06 1.01 to 1.06	77,128,278 132,493,360	1.26 2.90	1.55 to 2.00 1.55 to 1.75	(0.52) to (0.28) 0.94 to 1.91
Van Kampen Emerging Growth	12/31/2002 12/31/2001	(1)	16,033,340 3,815,475	0.53 to 0.72 0.80 to 0.81	9,368,816 3,068,589	0.11 0.06	1.55 to 2.00 1.55 to 1.75	(34.21) to (27.94) (19.58) to (19.47)
AIM V.I. Basic Value	12/31/2002	(1)	13,709,868	0.76 to 0.76	10,362,433	0.00	1.55 to 2.00	(24.47) to (24.25)
AIM V.I. Capital Appreciation	12/31/2002	(1)	2,015,524	0.79 to 0.79	1,593,910	0.00	1.55 to 2.00	(20.96) to (20.72)
Alliance Growth & Income	12/31/2002 12/31/2001	(1)	30,876,560 9,578,719	0.71 to 0.78 0.92 to 0.93	22,244,541 8,849,477	0.54 0.05	1.55 to 2.00 1.55 to 1.75	(23.60) to (21.51) (7.62) to (7.49)
Alliance Premier Growth	12/31/2002 12/31/2001	(1)	12,184,288 4,956,459	0.58 to 0.78 0.85 to 0.85	7,413,051 4,229,643	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(32.03) to (22.02) (14.67) to (14.55)
Janus Aspen—Aggressive Growth	12/31/2002 12/31/2001		13,574,014 6,478,053	0.31 to 0.79 0.44 to 0.77	4,520,627 2,837,783	0.00 0.00	1.55 to 2.00 1.55 to 1.75	(29.35) to (20.63) (40.64) to (23.13)
Janus Aspen—Strategic Value	12/31/2002 12/31/2001		3,993,846 2,793,207	0.68 to 0.68 0.90 to 0.91	2,701,525 2,510,222	0.00 0.21	1.55 to 1.75 1.55 to 1.75	(24.74) to (24.59) (9.96) to (9.50)
Janus Aspen—Worldwide Growth	12/31/2002 12/31/2001		21,611,290 8,917,336	0.49 to 0.78 0.67 to 0.84	11,513,647 6,015,769	0.73 0.34	1.55 to 2.00 1.55 to 1.75	(26.99) to (22.25) (23.96) to (16.46)
MFS New Discovery	12/31/2002	(1)	5,476,598	0.74 to 0.75	4,079,392	0.00	1.55 to 2.00	(25.56) to (25.34)
MFS Total Return	12/31/2002	(1)	10,101,901	0.91 to 0.92	9,242,672	0.00	1.55 to 2.00	(8.56) to (8.29)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001		28,336,847 8,762,486	0.70 to 0.86 0.79 to 0.95	21,123,614 6,939,156	0.46 0.13	1.55 to 2.00 1.55 to 1.75	(14.01) to (10.99) (13.98) to (5.47)
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001		21,862,913 7,152,228	0.76 to 0.82 0.94 to 1.01	17,898,231 7,201,939	1.01 0.35	1.55 to 2.00 1.55 to 1.75	(18.58) to (18.42) (6.87) to (6.41)

4. Financial Highlights (continued)

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth	12/31/2002 12/31/2001	(1)	12,288,793 2,700,493	$0.59 to $0.74 0.87 to 0.87	$7,765,416 2,338,264	0.08 0.00%	1.55% to 2.00% 1.55 to 1.75	(31.50)% to (25.85)% (13.41) to (13.30)
Fidelity—VIP Growth Opportunities	12/31/2002 12/31/2001		2,245,517 1,267,882	0.54 to 0.70 0.71 to 0.91	1,222,108 901,853	0.57 0.19	1.55 to 1.75 1.55 to 1.75	(23.35) to (23.20) (16.12) to (8.84)
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001		42,069,895 11,412,731	0.85 to 0.93 1.03 to 1.05	38,198,226 12,032,076	0.47 0.00	1.55 to 2.00 1.55 to 1.75	(14.58) to (11.40) (5.18) to 2.72
Fidelity—VIP Value Strategies	12/31/2002	(1)	11,803,673	0.75 to 0.75	8,808,125	0.00	1.55 to 2.00	(25.43) to (25.20)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $40 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .40% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 1.60%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits (a) Financial Statements All required financial statements are included in Part B of this Registration Statement. (b) Exhibits:
(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 4

(2)			Not Applicable

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 18.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

(4)	(a)		Form of Group Master Policy and Optional Riders for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Policy for the Separate Account VA C. Note 12

	(c)	(2)	Form of Policy Rider (Additional Death Distribution). Note 12

	(c)	(3)	Form of Policy Endorsement (Initial Payment Guarantee). Note 12

	(c)	(4)	Form of Policy Rider (Managed Annuity Program), Note 14

	(c)	(5)	Form of Policy for Separate Account VA C. Note 20

	(c)	(6)	Form of Policy Rider (MAP II). Note 19

(5)	(a)		Form of Group Master Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Individual Application for the Separate Account VA C. Note 12

	(c)	(2)	Form of Individual Application for the Separate Account VA C. Note 20

	(d)		Form of Application. Note 21

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1

	(b)		ByLaws of PFL Life Insurance Company. Note 1

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

	(a)	(1)	Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5

	(a)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

	(a)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 18.

	(b)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

	(b)	(1)	Amendment No.12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 12

	(b)	(4)

Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 18.

	(c)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.

(8)	(c)	(1)	Termination of Participation Agreement (Transamerica). Note 14.

(8)	(c)	(2)	Participation Agreement (Transamerica). Note 14.

(8)	(c)	(3)	Addendum to Participation Agreement (Transamerica). Note 14.

	(d)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

	(d)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(d)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

	(d)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

	(e)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(e)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(f)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

	(f)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

(8)	(g)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11

	(g)	(1)

Amendment No.2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 14

(8)	(h)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 15.

	(h)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 18.

(8)	(i)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 16.

	(i)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 17.

	(i)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 18.

(9)		Opinion and Consent of Counsel. Note 4

(10)	(a)	Consent of Independent Auditors. Note 21

(10)	(b)	Opinion and Consent of Actuary. Note 21

(11)		Not applicable.

(12)		Not applicable.

(13)		Performance Data Calculations. Note 21

(14)		Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5 (Bart Herbert, Jr.) Note 12. (Christopher H. Garrett, Arthur C. Schneider) Note 20

Note 1.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.
Note 2.	Incorporated herein by reference to the Endeavor Series Trust Post—Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.
Note 3.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 4.	Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.
Note 5.	Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 7.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 8.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000
Note 9.	Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 10.	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.
Note 11.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-83957) on April 27, 2001.
Note 13.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63080) on September 13, 2001.
Note 14.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085 on October 2, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 18.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2002
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Pre-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 333-83957) on December 30, 2002.

Note 21	Filed herewith.

2

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Christopher H. Garrett 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, CFO—Financial Partners

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Contract Owners

As of December 31, 2002, there were 13,945 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer/Controller and Vice President

Thomas R. Moriarty Vice President	Priscilla Hechler Assistant Vice President

Emily Bates Assistant Treasurer	Teresa Stolba Assistant Compliance Officer

Clifton Flenniken Assistant Treasurer	Darin D. Smith Vice President and Assistant Secretary

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $60,893,703.60, $25,355,222.14 and $4,671,982.44 from the Registrant for the year ending December 31, 2002, December 31, 2001 and December 31, 2000 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2003.

SEPARATE ACCOUNT VA C TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2003

/s/ CRAIG D. VERMIE Craig D. Vermie	Director	April 28, 2003

* Larry N. Norman	Director (Principal Executive Officer)	, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2003

*By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-83957

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA C

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(5)(d)	Form of Application

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

* Page numbers included only in manually executed original.